TMK/UNITED FUNDS, INC.

            ANNUAL
            REPORT
            -------------------------------------------
            For the fiscal year ended December 31, 1996

GROWTH PORTFOLIO
MANAGER'S LETTER
DECEMBER 31, 1996
---------------------------------------------------------------------------


Dear Policyholder:

     This report relates to the operation of the Growth Portfolio for the fiscal year ended December 31, 1996. The following discussion, graphs and tables provide you with information regarding the Portfolio's performance during that period.

     The U.S. economy experienced moderate growth, low inflation and declining unemployment during 1996. Corporate profits increased, although at a slower rate than in the past few years, and interest rates rose modestly. The equity market, although highly valued as 1996 began, gained substantial additional ground. Large inflows of cash into mutual funds and the continuing favorable political drift of the federal government contributed to the gains. While the major market indexes experienced significant advances in 1996, the gains were largely attributable to a limited number of well-capitalized companies that are heavily weighted in the indexes.

     Based upon our belief that a majority of stocks were fully valued at the beginning of the year, combined with rising interest rates and slower growth in corporate profits, we pursued a fairly defensive investment strategy throughout much of 1996. This involved maintaining cash positions at different points during the year, awaiting more attractive investment opportunities. During 1996, we decreased the Portfolio's holdings in the basic services sector and increased its emphasis on investments in companies in the financial services industries and in the public utilities and energy sectors.

     The strategies and techniques we applied resulted in the Portfolio underperforming the S&P 500 Index charted on the following page. The S&P 500 Index reflects the performance of securities that generally represent the stock market. The Portfolio's performance was negatively impacted, relative to the indexes, by its underweighting in the securities that contributed most to the superior gains experienced by the major market indexes.

     For 1997, we anticipate continued moderate economic growth and low inflation. The historically high profit margins experienced by corporations in 1996, combined with relatively low price flexibility, have the potential to result in lower returns in the equity market. In light of anticipated economic conditions, we expect to continue a strategy of pursuing attractive investment opportunities in the health care, energy, technology and financial services industries.

     Thank you very much for your continued support and confidence.

Respectfully,
Antonio Intagliata
Manager, Growth Portfolio

             Comparison of Change in Value of $10,000 Investment in
                          TMK/United Growth Portfolio
                             and The S&P 500 Index

                                        TMK/UNITED            S&P
                                            GROWTH            500
                                         PORTFOLIO          INDEX
                                        ----------          -----
     07/13/87  Purchase                    $10,000        $  ----
     07/31/87                               10,237         10,000
     12/31/87                                9,674          7,860
     12/31/88                               10,985          9,166
     12/31/89                               14,018         12,070
     12/31/90                               13,269         11,696
     12/31/91                               18,060         15,259
     12/31/92                               21,824         16,423
     12/31/93                               24,884         18,077
     12/31/94                               25,479         18,316
     12/31/95                               35,304         25,199
     12/31/96                               39,164         30,984

----- TMK/United Growth Portfolio* -- $39,164
+++++ S&P 500 Index** -- $30,984

   *The value of the investment in the Fund is impacted by the ongoing expenses of the Fund and assumes reinvestment of dividends and distributions. **Because the Fund commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the S&P 500 Index (including income) are not available, investment in the index was effected as of July 31, 1987.

         Annual Average Total Return+
         ----------------------------
Year Ended
   12/31/96         10.94%
5 Years Ended
   12/31/96         16.74%
9+ Years Ended
   12/31/96++       15.49%

   +Performance data quoted represents past performance. Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.
  ++7-13-87 (the initial offering date) through 12-31-96.

    Past performance is not predictive of future performance. Indexes are unmanaged. Performance data quoted does not take into account any expenses or charges associated with owning a variable life or annuity policy invested in the TMK/United Funds, Inc.

THE INVESTMENTS OF THE GROWTH PORTFOLIO
DECEMBER 31, 1996

                                              Shares        Value

COMMON STOCKS
Building Materials and Garden Supplies - 1.22%
 Home Depot, Inc. (The)  .................   125,000 $  6,265,625

Business Services - 4.46%
 Automatic Data Processing, Inc.  ........   135,000    5,788,125
 Broderbund Software, Inc.*  .............    75,000    2,226,525
 Cerner Corporation*  ....................   300,000    4,612,500
 Computer Associates International, Inc.     100,000    4,975,000
 Intuit Inc.*  ...........................    50,000    1,587,500
 Physician Computer Network*  ............   130,000    1,105,000
 Shared Medical Systems Corporation  .....    40,000    1,970,000
 Summit Medical Systems, Inc.*  ..........    84,000      624,708
   Total .................................             22,889,358

Chemicals and Allied Products - 13.68%
 American Home Products Corporation  .....   275,000   16,121,875
 Amgen Inc.*  ............................   100,000    5,443,700
 Astra AB, Class A, ADR  .................   124,900    6,120,100
 Lilly (Eli) and Company  ................   100,000    7,300,000
 Liposome Company, Inc. (The)*  ..........   200,000    3,837,400
 Pfizer Inc.  ............................    75,000    6,215,625
 Schering-Plough Corporation  ............   125,000    8,093,750
 SmithKline Beecham plc, ADR  ............   175,000   11,900,000
 Warner-Lambert Company  .................    69,000    5,175,000
   Total .................................             70,207,450

Communication - 2.63%
 Intermedia Communications of Florida,
  Inc.*   ................................   155,000    3,981,485
 Nokia Corporation, Series A, ADS  .......    75,000    4,321,875
 360 Communications Company*  ............   225,000    5,203,125
   Total .................................             13,506,485

Depository Institutions - 19.63%
 AmSouth Bancorporation  .................   100,000    4,837,500
 Banc One Corporation  ...................   125,000    5,375,000
 Bank of New York Company, Inc. (The)  ...   185,000    6,243,750
 Barnett Banks, Inc.  ....................   150,000    6,168,750
 Chase Manhattan Corporation (The)  ......   175,000   15,618,750
 Dime Bancorp, Inc.*  ....................   250,000    3,687,500
 First American Corporation  .............    75,000    4,331,250
 First Bank System, Inc.  ................    75,000    5,118,750
 Glendale Federal Bank, Federal
   Savings Bank* .........................    71,100    1,653,075
 Hibernia Corporation,  Class A  .........   175,000    2,318,750
 KeyCorp  ................................   110,000    5,555,000
 Long Island Bancorp, Inc.  ..............   145,400    5,089,000
 Mercantile Bancorporation Inc.  .........   100,000    5,137,500
 Northern Trust Corporation  .............   100,000    3,631,200
 Norwest Corporation  ....................   125,000    5,437,500


               See Notes to Schedules of Investments on page 75.

THE INVESTMENTS OF THE GROWTH PORTFOLIO
DECEMBER 31, 1996

                                              Shares        Value

COMMON STOCKS (Continued)
Depository Institutions (Continued)
 Roosevelt Financial Group, Inc.  ........   300,000 $  6,262,500
 SouthTrust Corporation  .................    75,000    2,615,625
 U.S. Trust Corporation  .................    20,000    1,577,500
 Wells Fargo & Company  ..................    30,000    8,092,500
 Wilmington Trust Corporation  ...........    50,000    1,987,500
   Total .................................            100,738,900

Electric, Gas and Sanitary Services - 3.63%
 Columbia Gas System, Inc. (The)  ........    50,000    3,181,250
 PanEnergy Corporation  ..................   200,000    9,000,000
 Sonat Inc.  .............................   125,000    6,437,500
   Total .................................             18,618,750

Engineering and Management Services - 1.50%
 Fluor Corporation  ......................    75,000    4,706,250
 Neurex Corporation*  ....................   175,000    2,985,850
   Total .................................              7,692,100

Food and Kindred Products - 2.61%
 ConAgra, Inc.  ..........................   125,000    6,218,750
 Heinz (H. J.) Company  ..................   200,000    7,150,000
   Total .................................             13,368,750

General Merchandise Stores - 3.72%
 Federated Department Stores, Inc.*  .....   150,000    5,118,750
 May Department Stores Company (The)  ....   175,000    8,181,250
 Sears, Roebuck and Co.  .................   125,000    5,765,625
   Total .................................             19,065,625

Health Services - 2.58%
 Beverly Enterprises, Inc.*  .............   235,000    2,996,250
 Columbia/HCA Healthcare Corporation  ....   200,000    8,150,000
 MedPartners, Inc.*  .....................   100,000    2,100,000
   Total .................................             13,246,250

Holding and Other Investment Offices - 3.34%
 Conseco, Inc.  ..........................   175,000   11,156,250
 Duke Realty Investments, Inc.  ..........    75,000    2,887,500
 Equity Residential Properties  ..........    75,000    3,093,750
   Total .................................             17,137,500


               See Notes to Schedules of Investments on page 75.

THE INVESTMENTS OF THE GROWTH PORTFOLIO
DECEMBER 31, 1996
                                              Shares        Value
COMMON STOCKS (Continued)
Instruments and Related Products - 7.52%
 Baxter International Inc.  .............`   350,000 $ 14,350,000
 General Signal Corporation  .............   125,000    5,343,750
 Raytheon Company  .......................   200,000    9,625,000
 St. Jude Medical, Inc.*  ................   100,000    4,262,500
 Target Therapeutics, Inc.*  .............   119,000    4,990,503
   Total .................................             38,571,753

Insurance Carriers - 13.20%
 Allstate Corporation (The)  .............   250,000   14,468,750
 American International Group, Inc.  .....   120,500   13,044,125
 Berkley (W. R.) Corporation  ............   111,000    5,667,882
 Berkshire Hathaway Inc.*  ...............       165    5,626,500
 Chartwell Re Corporation  ...............    20,000      535,000
 Chubb Corporation (The)  ................    50,000    2,687,500
 Guarantee Life Companies Inc. (The)  ....   250,000    4,656,250
 NAC Re Corporation  .....................   140,000    4,742,500
 TIG Holdings, Inc.  .....................   245,000    8,299,375
 Trenwick Group Inc.  ....................   110,000    5,115,000
 Western National Corporation  ...........   150,000    2,887,500
   Total .................................             67,730,382

Nondepository Institutions - 2.54%
 Federal National Mortgage Association  ..   350,000   13,037,500

Oil and Gas Extraction - 0.49%
 Enron Oil & Gas Company  ................   100,000    2,525,000

Petroleum and Coal Products - 4.69%
 Coastal Corporation (The)  ..............   125,000    6,109,375
 Exxon Corporation  ......................   125,000   12,250,000
 Valero Energy Corporation  ..............   200,000    5,725,000
   Total .................................             24,084,375

Railroad Transportation - 1.09%
 Illinois Central Corporation,
   Class A ...............................   175,000    5,600,000

Security and Commodity Brokers - 1.16%
 Lehman Brothers Holdings Inc.  ..........   100,000    3,137,500
 Paine Webber Group Inc.  ................   100,000    2,812,500
   Total .................................              5,950,000

Transportation by Air - 0.96%
 Southwest Airlines Co.  .................   223,200    4,938,300


               See Notes to Schedules of Investments on page 75.

THE INVESTMENTS OF THE GROWTH PORTFOLIO
DECEMBER 31, 1996

                                              Shares        Value

COMMON STOCKS (Continued)
Transportation Equipment - 1.77%
 AlliedSignal Inc.  ......................   135,300 $  9,065,100

Wholesale Trade -- Durable Goods - 4.00%
 Johnson & Johnson  ......................   275,000   13,681,250
 Lockheed Martin Corporation  ............    75,000    6,862,500
   Total .................................             20,543,750

TOTAL COMMON STOCKS - 96.42%                         $494,782,953
 (Cost: $464,840,860)

TOTAL SHORT-TERM SECURITIES - 3.44%                  $ 17,665,498
 (Cost: $17,665,498)

TOTAL INVESTMENT SECURITIES - 99.86%                 $512,448,451
 (Cost: $482,506,358)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.14%         714,239

NET ASSETS - 100.00%                                 $513,162,690


               See Notes to Schedules of Investments on page 75.

INCOME PORTFOLIO
MANAGER'S LETTER
DECEMBER 31, 1996
---------------------------------------------------------------------------


Dear Policyholder:

     This report relates to the operation of the Income Portfolio for the fiscal year ended December 31, 1996. The following discussion, graphs and tables provide you with information regarding the Portfolio's performance during that period.

     In 1996, the U.S. economy was characterized by modest and uneven growth. While the major market indexes experienced significant advances in 1996, the gains were largely attributable to a limited number of well-capitalized companies that are heavily weighted in the indexes. A relatively small group of stocks in the technology sector enjoyed above-average performance, while cyclical issues generally experienced poor returns.

     The Portfolio maintained a management style during the past fiscal year consistent with prior years. During 1996, the Portfolio invested in companies in the technology industry which tend to have better prospects for growth in a slowing economy. Notably, the Portfolio stressed issues of selected companies with innovative products for improving corporate communications and networking.

     The strategies and techniques we applied resulted in the direction of the Portfolio's performance remaining fairly consistent with that of the S&P 500 Index as charted on the following page. That index reflects the performance of securities that generally represent the stock market.

     We anticipate that economic growth in 1997 will be moderate, but possibly stronger than that experienced during the past two years. As a result, we expect to invest in cyclical stocks and continue to search for attractive investment opportunities in companies with prospects for sustained growth.

     Thank you very much for your continued support and confidence.

Respectfully,
Russell E. Thompson
Manager, Income Portfolio

             Comparison of Change in Value of $10,000 Investment in
                          TMK/United Income Portfolio
                             and The S&P 500 Index

                                        TMK\UNITED            S&P
                                            INCOME            500
                                         PORTFOLIO          INDEX
                                        ----------          -----
     07/16/91  Purchase                    $10,000        $  ----
     07/31/91                               10,054         10,000
     12/31/91                               10,767         10,910
     12/31/92                               12,251         11,742
     12/31/93                               14,371         12,924
     12/31/94                               14,207         13,095
     12/31/95                               18,692         18,016
     12/31/96                               22,370         22,153

----- TMK/United Income Portfolio* -- $22,370
+++++ S&P 500 Index** -- $22,153

   *The value of the investment in the Fund is impacted by the ongoing expenses of the Fund and assumes reinvestment of dividends and distributions. **Because the Fund commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the S&P 500 Index (including income) are not available, investment in the index was effected as of July 31, 1991.


         Annual Average Total Return+
         ----------------------------
Year Ended
   12/31/96         19.68%
5 Years Ended
   12/31/96         15.75%
5+ Years Ended
   12/31/96++       15.87%

   +Performance data quoted represents past performance. Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.
  ++7-16-91 (the initial offering date) through 12-31-96.

    Past performance is not predictive of future performance. Indexes are unmanaged. Performance data quoted does not take into account any expenses or charges associated with owning a variable life or annuity policy invested in the TMK/United Funds, Inc.

THE INVESTMENTS OF THE INCOME PORTFOLIO
DECEMBER 31, 1996

                                              Shares        Value

COMMON STOCKS
Apparel and Accessory Stores - 1.15%
 Gap, Inc. (The)  ........................   177,300  $ 5,341,162

Apparel and Other Textile Products - 1.17%
 Tommy Hilfiger Corporation*  ............   113,200    5,433,600

Building Materials and Garden Supplies - 0.68%
 Home Depot, Inc. (The)  .................    62,400    3,127,800

Business Services - 4.45%
 Computer Associates International, Inc.      45,825    2,279,794
 Electronic Data Systems Corporation  ....    88,200    3,814,650
 Manpower Inc.  ..........................    13,200      429,000
 Microsoft Corporation*  .................    69,200    5,721,940
 Oracle Systems Corporation*  ............   134,550    5,608,986
 3Com Corporation*  ......................    31,400    2,301,997
 White Pine Software, Inc.*  .............    61,400      437,475
   Total .................................             20,593,842

Chemicals and Allied Products - 14.86%
 Abbott Laboratories  ....................    93,900    4,765,425
 Air Products and Chemicals, Inc.  .......    93,800    6,483,925
 Amgen Inc.*  ............................    36,000    1,959,732
 BetzDearborn Inc.  ......................    40,700    2,380,950
 Colgate-Palmolive Company  ..............    48,900    4,511,025
 Crompton & Knowles Corporation  .........    98,500    1,896,125
 Dow Chemical Company (The)  .............    46,900    3,675,787
 du Pont (E.I.) de Nemours and Company  ..    81,600    7,701,000
 Geon Company (The)  .....................   100,600    1,974,275
 IMC Global, Inc.  .......................    51,500    2,014,937
 Lilly (Eli) and Company  ................    27,200    1,985,600
 Merck & Co., Inc.  ......................    60,200    4,770,850
 PPG Industries, Inc.  ...................   101,900    5,719,137
 Pfizer Inc.  ............................    54,700    4,533,263
 Praxair, Inc.  ..........................    81,600    3,763,800
 Procter & Gamble Company (The)  .........    48,900    5,256,750
 Union Carbide Corporation  ..............    71,400    2,918,475
 Warner-Lambert Company  .................    31,800    2,385,000
   Total .................................             68,696,056

Communication - 2.34%
 AT&T Corporation  .......................    40,800    1,774,800
 MCI Communications Corporation  .........   152,900    4,997,842
 SBC Communications Inc.  ................    40,300    2,085,525
 360 Communications Company*  ............    85,800    1,984,125
   Total .................................             10,842,292


               See Notes to Schedules of Investments on page 75.

THE INVESTMENTS OF THE INCOME PORTFOLIO
DECEMBER 31, 1996

                                              Shares        Value

COMMON STOCKS (Continued)
Depository Institutions - 4.49%
 BankAmerica Corporation  ................    43,700 $  4,359,075
 Chase Manhattan Corporation (The)  ......    48,300    4,310,775
 Citicorp  ...............................    48,300    4,974,900
 First Bank System, Inc.  ................    40,800    2,784,600
 Norwest Corporation  ....................    99,500    4,328,250
   Total .................................             20,757,600

Electric, Gas and Sanitary Services - 0.34%
 WMX Technologies, Inc.  .................    48,900    1,595,363

Electronic and Other Electric Equipment - 13.21%
 AMP Incorporated  .......................    89,700    3,442,237
 Analog Devices, Inc.*  ..................   289,800    9,816,975
 Duracell International Inc.  ............    85,300    5,960,337
 Emerson Electric Co.  ...................    32,600    3,154,050
 General Electric Company  ...............    97,900    9,679,862
 Harman International Industries,
   Incorporated ..........................    24,150    1,343,344
 Intel Corporation  ......................   124,800   16,340,938
 LSI Logic Corporation*  .................   134,400    3,595,200
 Molex Incorporated, Class A  ............    78,187    2,780,486
 Rival Company (The)  ....................   130,300    3,200,429
 TRINOVA Corporation  ....................    48,900    1,778,737
   Total .................................             61,092,595

Engineering and Management Services - 0.44%
 Fluor Corporation  ......................    32,600    2,045,650

Food and Kindred Products - 1.72%
 CPC International Inc.  .................    40,800    3,162,000
 PepsiCo, Inc.  ..........................   163,200    4,773,600
   Total .................................              7,935,600

Food Stores - 0.47%
 Kroger Co. (The)*  ......................    46,300    2,152,950

Forestry - 1.17%
 Georgia-Pacific Corporation  ............    34,700    2,498,400
 Weyerhaeuser Company  ...................    61,200    2,899,350
   Total .................................              5,397,750

Furniture and Home Furnishings Stores - 0.85%
 Circuit City Stores, Inc.  ..............   130,500    3,931,312


               See Notes to Schedules of Investments on page 75.

THE INVESTMENTS OF THE INCOME PORTFOLIO
DECEMBER 31, 1996

                                              Shares        Value

COMMON STOCKS (Continued)
General Building Contractors - 0.50%
 Pulte Corporation  ......................    74,600 $  2,293,950

General Merchandise Stores - 3.58%
 Dayton Hudson Corporation  ..............   113,700    4,462,725
 Kmart Corporation*  .....................   357,600    3,710,100
 May Department Stores Company (The)  ....    81,600    3,814,800
 Penney (J.C.) Company, Inc.  ............    55,100    2,686,125
 Wal-Mart Stores, Inc.  ..................    81,600    1,866,600
   Total .................................             16,540,350

Health Services - 1.77%
 Columbia/HCA Healthcare Corporation  ....   108,200    4,409,150
 Tenet Healthcare Corporation*  ..........    81,600    1,785,000
 Vencor, Incorporated*  ..................    62,800    1,986,050
   Total .................................              8,180,200

Heavy Construction, Excluding Building - 0.26%
 Foster Wheeler Corporation  .............    32,600    1,210,275

Hotels and Other Lodging Places - 0.88%
 ITT Corporation*  .......................    93,600    4,059,900

Industrial Machinery and Equipment - 12.22%
 Applied Materials, Inc.*  ...............   141,100    5,070,711
 Case Corporation  .......................   146,200    7,967,900
 Caterpillar Inc.  .......................   107,000    8,051,750
 cisco Systems, Inc.*  ...................   147,700    9,406,570
 Compaq Computer Corporation*  ...........    31,700    2,353,725
 Deere & Company  ........................   167,600    6,808,750
 Eaton Corporation  ......................    40,800    2,845,800
 Harnischfeger Industries, Inc.  .........    49,000    2,358,125
 Hewlett-Packard Company  ................    72,000    3,618,000
 Ingersoll-Rand Company  .................    32,600    1,450,700
 Parker Hannifin Corporation  ............    48,900    1,894,875
 United Technologies Corporation  ........    70,800    4,672,800
   Total .................................             56,499,706

Instruments and Related Products - 1.74%
 General Motors Corporation, Class H  ....    14,400      810,000
 Guidant Corporation  ....................    49,600    2,827,200
 Medtronic, Inc.  ........................    65,200    4,433,600
   Total .................................              8,070,800

Insurance Carriers - 0.49%
 Aetna Life & Casualty Company  ..........    28,100    2,248,000


               See Notes to Schedules of Investments on page 75.

THE INVESTMENTS OF THE INCOME PORTFOLIO
DECEMBER 31, 1996

                                              Shares        Value

COMMON STOCKS (Continued)
Miscellaneous Manufacturing Industries - 1.10%
 Armstrong World Industries, Inc.  .......    73,400 $  5,101,300

Miscellaneous Retail - 0.24%
 OfficeMax, Inc.*  .......................   104,625    1,111,641

Motion Pictures - 0.86%
 Walt Disney Company (The)  ..............    57,100    3,975,587

Nondepository Institutions - 2.83%
 Federal Home Loan Mortgage Corporation  .    63,400    6,981,925
 Federal National Mortgage Association  ..   163,400    6,086,650
   Total .................................             13,068,575

Paper and Allied Products - 1.66%
 Champion International Corporation  .....    41,300    1,786,225
 International Paper Company  ............    97,900    3,952,713
 Union Camp Corporation  .................    40,800    1,948,200
   Total .................................              7,687,138

Petroleum and Coal Products - 2.44%
 Mobil Corporation  ......................    36,100    4,413,225
 Royal Dutch Petroleum Company  ..........    26,200    4,473,650
 Tosco Corporation  ......................    30,100    2,381,663
   Total .................................             11,268,538

Primary Metal Industries - 1.04%
 Aluminum Company of America  ............    56,000    3,570,000
 Nucor Corporation  ......................    24,500    1,249,500
   Total .................................              4,819,500

Railroad Transportation - 0.53%
 Union Pacific Corporation  ..............    40,800    2,453,100

Rubber and Miscellaneous Plastics Products - 0.91%
 Goodyear Tire & Rubber Company (The)  ...    81,600    4,192,200

Special Trade Contractors - 1.06%
 Telefonaktiebolaget LM Ericsson,
   Class B, ADR  .........................   163,100    4,923,500


               See Notes to Schedules of Investments on page 75.

THE INVESTMENTS OF THE INCOME PORTFOLIO
DECEMBER 31, 1996

                                              Shares        Value

COMMON STOCKS (Continued)
Transportation by Air - 2.25%
 AMR Corporation*  .......................    32,600 $  2,872,875
 Southwest Airlines Co.  .................    90,000    1,991,250
 USAir Group, Inc.*  .....................   236,500    5,528,188
   Total .................................             10,392,313

Transportation Equipment - 7.22%
 AlliedSignal Inc.  ......................    61,900    4,147,300
 Boeing Company (The)  ...................    51,800    5,510,225
 Chrysler Corporation  ...................   179,400    5,920,200
 Dana Corporation  .......................    62,000    2,022,750
 Ford Motor Company  .....................    92,600    2,951,625
 General Motors Corporation  .............    81,600    4,549,200
 Northrop Grumman Corporation  ...........    78,300    6,479,325
 Sundstrand Corporation  .................    42,000    1,785,000
   Total .................................             33,365,625

Wholesale Trade -- Durable Goods - 0.86%
 Motorola, Inc.  .........................    65,100    3,995,513

Wholesale Trade -- Nondurable Goods - 1.83%
 Gillette Company (The)  .................    81,600    6,344,400
 Safeway Inc.*  ..........................    49,700    2,124,675
   Total .................................              8,469,075

TOTAL COMMON STOCKS - 93.61%                         $432,870,358
 (Cost: $292,364,327)

                                           Principal
                                           Amount in
                                           Thousands

SHORT-TERM SECURITIES
Commercial Paper
 Depository Institutions - 0.03%
 U.S. Bancorp,
   Master Note............................    $  129      129,000

 Electric, Gas and Sanitary Services - 0.88%
 Pacificorp,
   5.45%, 2-3-97 .........................     1,925    1,915,383
 Western Resources Inc.,
   5.6%, 1-16-97 .........................     2,165    2,159,948
   Total .................................              4,075,331

 Food and Kindred Products - 0.04%
 General Mills, Inc.,
   Master Note............................       196      196,000

 Food Stores - 0.77%
 Albertson's Inc.,
   5.45%, 2-7-97 .........................     3,560    3,540,059


               See Notes to Schedules of Investments on page 75.

THE INVESTMENTS OF THE INCOME PORTFOLIO
DECEMBER 31, 1996

                                           Principal
                                           Amount in
                                           Thousands        Value

SHORT-TERM SECURITIES (Continued)
Commercial Paper (Continued)
 Instruments and Related Products - 1.46%
 Baxter International Inc.,
   5.5%, 1-17-97 .........................     6,780    6,763,427

 Metal Mining - 1.17%
 BHP Finance (USA) Inc.,
   5.35%, 1-28-97 ........................     5,425    5,403,232

 Textile Mill Products - 0.19%
 Sara Lee Corporation,
   Master Note............................       902      902,000

Total Commercial Paper - 4.54%                         21,009,049

Municipal Obligations - 2.19%
 Louisiana
 Industrial Development Board of the Parish
   of Calcasieu, Inc., Environmental Revenue
   Bonds (CITGO Petroleum Corporation Project),
   Series 1996 (Taxable), (ABN AMRO Bank N.V.),
   5.48%, 1/9/97 .........................    10,100   10,100,000

TOTAL SHORT-TERM SECURITIES - 6.73%                  $ 31,109,049
 (Cost: $31,109,049)

TOTAL INVESTMENT SECURITIES - 100.34%                $463,979,407
 (Cost: $323,473,376)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.34%)    (1,587,987)

NET ASSETS - 100.00%                                 $462,391,420


               See Notes to Schedules of Investments on page 75.

INTERNATIONAL PORTFOLIO
MANAGER'S LETTER
DECEMBER 31, 1996
---------------------------------------------------------------------------


Dear Policyholder:

     This report relates to the operation of the International Portfolio during the fiscal year ended December 31, 1996. The following discussion, graphs and tables provide you with information regarding the Portfolio's performance during that period.

     During 1996, inflation remained subdued and global economic growth continued to slow, especially in Continental Europe, despite generally declining worldwide interest rates. The Japanese economy experienced strong growth during the first half of the year, but slowed during the remainder of 1996 due primarily to lower domestic demand. The U.S. Dollar remained strong against most major world currencies in 1996, rising roughly 7% against Continental European currencies and nearly 12% against the Japanese Yen.

     During the past year, the Portfolio emphasized investments in European companies engaged in corporate restructuring, primarily in Scandinavia, Germany and Great Britain. In the Pacific Basin, we concentrated on Hong Kong companies in the banking and real estate sectors and those with significant activities in China. As the value of the U.S. Dollar rose throughout the year, we focused on exporters and hedged a part of our currency exposure to protect the value of our foreign assets. We limited our exposure in Japan to blue chip issues that may benefit from the current devaluation of the Yen. Infrastructure stocks were preferred for emerging economies with strong government spending plans.

     The strategies and techniques we applied resulted in the Portfolio significantly outperforming the Morgan Stanley E.A.FE. Index (Europe, Australia, Far East Index) charted on the following page. That index reflects the performance of securities that generally represent the international stock market. The Portfolio's performance was positively impacted by its proportionately greater exposure to investments in Scandinavia, Mexico and Hong Kong, and lower exposure to Japanese investments.

     We expect global inflation to remain subdued in 1997. The value of the U.S. Dollar may continue to rise, but it should be at a slower pace than that experienced in 1996. Latin American countries should continue their gradual recoveries, as their governments take steps to privatize and deregulate various industries. European economies may show signs of recovery later in the year, driven primarily by exports. Japan's economic outlook remains clouded by fiscal tightening and continued structural problems. We anticipate that Hong Kong's economy will strengthen during the transition to Chinese rule, driven by higher property prices and increased private consumption. We expect to continue our investment strategy of focusing on quality growth stocks in areas of the world experiencing economic growth and in emerging markets experiencing deregulation and privatization.

     Thank you very much for your continued support and confidence.

Respectfully,
Thomas A. Mengel
Manager, International Portfolio

             Comparison of Change in Value of $10,000 Investment in
                       TMK/United International Portfolio
                      and The Morgan Stanley E.A.FE. Index

                                            MORGAN
                         TMK/UNITED        STANLEY
                      INTERNATIONAL        E.A.FE.
                          PORTFOLIO          INDEX
                          ---------      ---------
     05/03/94  Purchase     $10,000        $10,000
     12/31/94                10,026          9,990
     12/31/95                10,756         11,110
     12/31/96                12,378         11,782

----- TMK/United International Portfolio* -- $12,378
+++++ Morgan Stanley E.A.FE. Index** -- $11,782

   *The value of the investment in the Fund is impacted by the ongoing expenses of the Fund and assumes reinvestment of dividends and distributions. **Because the Fund commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the Morgan Stanley E.A.FE. Index (including income) are not available, investment in the index was effected as of April 30, 1994.


         Annual Average Total Return+
         ----------------------------
Year Ended
   12/31/96         15.09%
2+ Years Ended
   12/31/96++       8.33%

   +Performance data quoted represents past performance. Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.
  ++5-3-94 (the initial offering date) through 12-31-96.

    Past performance is not predictive of future performance. Indexes are unmanaged. Performance data quoted does not take into account any expenses or charges associated with owning a variable life or annuity policy invested in the TMK/United Funds, Inc.

THE INVESTMENTS OF THE INTERNATIONAL PORTFOLIO
DECEMBER 31, 1996

                                              Shares        Value

COMMON STOCKS
Argentina - 1.65%
 Disco S.A., Sponsored ADR*  .............    46,700 $  1,319,275

Australia - 2.34%
 Publishing & Broadcasting PBL (A)  ......   150,000      729,718
 Westpac Banking Corporation Limited (A)     200,000    1,138,297
   Total .................................              1,868,015

Brazil - 0.96%
 Telebras S.A., ADR ......................    10,000      765,000

Denmark - 2.34%
 Bang & Olufsen Holding A/S, Class B (A)      20,000      972,607
 Neurosearch A/S (A)*  ...................    20,000      893,064
   Total .................................              1,865,671

Finland - 1.09%
 Nokia Corporation, Series K (A)  ........    15,000      868,241

France - 4.01%
 Business Objects S.A., ADR*  ............    31,000      422,375
 But S.A. (A)  ...........................     8,000      470,434
 Compagnie Generale des Eaux (A)  ........     7,500      929,782
 Elf Aquitaine S.A. (A)  .................     7,000      637,419
 Societe Industrielle de Transports
   Automobiles S.A. (A) ..................     3,500      742,283
   Total .................................              3,202,293

Germany - 9.67%
 CKAG Colonia Konzern AG (A)  ............    11,000      908,027
 Commerzbank AG (A)  .....................    30,000      762,431
 Daimler-Benz AG (A)*  ...................    31,500    2,170,296
 GILDEMEISTER Aktiengesellschaft (A)*  ...     8,750      383,897
 Herlitz International Trading AG (A)  ...     1,500      382,190
 Mannesmann AG (A)  ......................     4,300    1,864,218
 Metallgesellschaft AG (A)*  .............    20,000      409,490
 Schering AG (A)  ........................    10,000      844,329
   Total .................................              7,724,878

Hong Kong - 11.12%
 Amoy Properties Ltd. (A)  ...............   500,000      720,796
 Cheung Kong Holdings Ltd. (A)  ..........   100,000      888,875
 Cheung Kong Infrastructure Holdings
   Limited (A)* ..........................   254,000      673,217
 First Pacific Company Limited (A)  ......   750,000      974,530
 Guangdong Corporation Limited (A)  ...... 1,000,000      963,217


               See Notes to Schedules of Investments on page 75.

THE INVESTMENTS OF THE INTERNATIONAL PORTFOLIO
DECEMBER 31, 1996

                                              Shares        Value

COMMON STOCKS (Continued)
Hong Kong (Continued)
 Guangdong Tannery Ltd.(A)*  .............    50,000  $    12,606
 Guangnan Holdings Limited (A)  ..........   800,000      687,827
 HSBC Holdings plc (A)  ..................    60,000    1,283,858
 Hysan Development Company Limited (A)  ..   150,000      597,324
 JCG Holdings Ltd. (A)  ..................   650,000      634,495
 National Mutual Asia Ltd. (A)  ..........   800,000      760,230
 Wing Hang Bank Limited (A)  .............   150,000      680,716
   Total .................................              8,877,691

Indonesia - 2.81%
 PT Bank NISP, F (A)  ....................   500,000      566,018
 PT Matahari Putra Prima, F (A)  .........   573,750      667,716
 PT Steady Safe Transportation
   Service, F (A) ........................   453,333      580,335
 PT United Tractors, F (A)  ..............   205,000      429,433
   Total .................................              2,243,502

Italy - 2.63%
 Istituto Mobiliare Italiano SpA (A)* ....    69,500      593,225
 Mediolanum S.p.A. (A)*  .................    70,000      662,507
 STET - Societa Financiaria
   Telefonica p.a. (A) ...................   250,000      844,657
 Total  ..................................              2,100,389

Japan - 6.20%
 Aloka Co. Ltd. (A)  .....................    13,000      148,174
 Daiichi Corporation (A)  ................    30,000      606,165
 Eisai Co., Ltd. (A)  ....................    30,000      590,623
 Matsushita Electric Industrial (A)  .....    40,000      652,793
 NEC Corporation (A)  ....................    60,000      725,326
 Nintendo Corp., Ltd. (A)  ...............    13,000      930,576
 Promise Co., Ltd. (A)  ..................    16,000      787,497
 Xebio Co., Ltd. (A)  ....................    17,000      506,433
   Total .................................              4,947,587

Mexico - 5.80%
 Corporacion Industrial Sanluis, S.A.
   de C.V., CPO (A) ......................    75,500      468,039
 Desc-Sociedad de Fomento Industrial,
   S.A. de C.V., Class B (A)* ............   200,000    1,092,480
 Empresas ICA Sociedad Controladora,
   S.A. de C.V., ADS* ....................    50,000      731,250
 Gruma, S.A., Class B (A)*  ..............    70,000      426,829
 Grupo Financiero Bancomer, S.A. de
   C.V., B, CPO Shares (A)* .............. 2,000,000      800,305


               See Notes to Schedules of Investments on page 75.

THE INVESTMENTS OF THE INTERNATIONAL PORTFOLIO
DECEMBER 31, 1996

                                              Shares        Value

COMMON STOCKS (Continued)
Mexico (Continued)
 Grupo Financiero Inbursa S.A. de
   C.V., Class B (A) .....................   175,234  $   598,805
 Grupo Televisa, S.A., GDR*  .............    20,100      515,062
   Total .................................              4,632,770

Netherlands - 3.23%
 Internatio-Muller NV (A)  ...............    25,000      628,439
 Koninklijke Boskalis
   Westminster N.V. (A) ..................    35,000      709,528
 Ordina Beheer N.V. (A)*  ................    10,000      448,885
 Vendex International N.V. (A)  ..........    18,500      791,862
   Total .................................              2,578,714

Norway - 2.32%
 Merkantildata A/S (A)  ..................    61,000    1,115,976
 Schibsted AS (A)  .......................    40,000      734,915
   Total .................................              1,850,891

Portugal - 0.80%
 Telecel-Comunicacaoes Pessoais, SA (A)*      10,000      638,504

Spain - 1.04%
 Sociedad General de Aquas de
   Barcelona, S.A. (A) ...................    20,000      833,526

Sweden - 9.72%
 Althin Medical AB, Class B (A)  .........    13,000      280,180
 Astra AB, Class A (A)  ..................    35,000    1,717,635
 Biacore International AB, ADR*  .........    25,000      546,875
 Celsius Industrier AB, Class B (A)*  ....    20,000      313,092
 Diligentia AB (A)*  .....................    15,000      234,819
 Enator AB (A)*  .........................    30,000      762,342
 Frontec AB, Class B (A)*  ...............    54,900      943,381
 Kinnevik AB, B Shares (A)  ..............    21,500      588,612
 Skandia Enskilda Banken, Class A (A)  ...   150,000    1,529,052
 Skandia Group Insurance Company Ltd. (A)     30,000      843,163
   Total .................................              7,759,151


               See Notes to Schedules of Investments on page 75.

THE INVESTMENTS OF THE INTERNATIONAL PORTFOLIO
DECEMBER 31, 1996

                                              Shares        Value

COMMON STOCKS (Continued)
Switzerland - 6.56%
 Brauerei Eichhof AG (A)  ................       280  $   564,896
 CS Holding, Registered Shares (A)  ......     7,000      719,196
 Choco Lindt & Spru AG, Registered (A)  ..        50      912,538
 Novartis AG (A)*  .......................       907    1,038,565
 SMH Swiss Corporation for Microelectronics
   and Watchmaking Industries Ltd.(A) ....     1,000      616,453
 Zurich Insurance Company (A)  ...........     5,000    1,389,823
   Total .................................              5,241,471

Thailand - 1.42%
 Bank of Ayudhya Public Company
   Limited, F (A) ........................   150,000      353,732
 Srithai Superware Public Company
   Limited, F (A) ........................   130,000      780,355
   Total .................................              1,134,087

United Kingdom - 8.29%
 Corporate Services Group plc (A)  .......   575,000    1,698,984
 Dr Solomon's Group PLC, ADR*  ...........    25,000      423,425
 Michael Page Group plc (A)  .............   100,000      710,854
 Professional Staff plc, ADR*  ...........    55,000      467,500
 Storehouse PLC (A)  .....................   150,000      664,177
 Tomkins plc (A)  ........................   200,000      924,966
 Vodafone Group Plc (A)  .................   250,000    1,057,716
 Whitbread and Company, Public Limited
   Company (A) ...........................    50,000      674,026
   Total .................................              6,621,648

United States - 0.73%
 Rofin-Sinar Technologies Inc.*  .........    50,000      581,250

TOTAL COMMON STOCKS - 84.73%                          $67,654,554
 (Cost: $58,433,029)

PREFERRED STOCKS
Brazil - 0.81%
 Banco Itau S.A., (A)  ................... 1,500,000      649,976

Germany - 3.07%
 Marschollek, Lautenschlager und
   Partner AG (A) ........................    12,890    1,792,954
 Moebel Walther AG (A)  ..................    10,000      656,484
   Total .................................              2,449,438

TOTAL PREFERRED STOCKS - 3.88%                       $  3,099,414
 (Cost: $1,946,091)


               See Notes to Schedules of Investments on page 75.

THE INVESTMENTS OF THE INTERNATIONAL PORTFOLIO
DECEMBER 31, 1996

                                           Principal
                                           Amount in
                                           Thousands        Value

SHORT-TERM SECURITIES
Communication - 2.81%
 Bell Atlantic Financial Services Inc.,
   5.33%, 1-24-97.........................    $2,250  $ 2,242,338

Depository Institutions - 1.29%
 U.S. Bancorp,
   Master Note............................     1,030    1,030,000

Food and Kindred Products - 0.43%
 General Mills, Inc.,
   Master Note............................       343      343,000

Food Stores - 2.81%
 Albertson's Inc.,
   5.35%, 1-21-97 ........................     2,250    2,243,312

Forestry - 3.72%
 Weyerhaeuser Co.,
   5.45%, 2-24-97 ........................     3,000    2,975,475

Textile Mill Products - 0.80%
 Sara Lee Corporation,
   Master Note............................       637      637,000

TOTAL SHORT-TERM SECURITIES - 11.86%                  $ 9,471,125
 (Cost: $9,471,125)

TOTAL INVESTMENT SECURITIES - 100.47%                 $80,225,093
 (Cost: $69,850,245)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.47%)      (375,640)

NET ASSETS - 100.00%                                  $79,849,453


               See Notes to Schedules of Investments on page 75.

SMALL CAP PORTFOLIO
MANAGER'S LETTER
DECEMBER 31, 1996
---------------------------------------------------------------------------


Dear Policyholder:

     This report relates to the operation of the Small Cap Portfolio during the fiscal year ended December 31, 1996. The following discussion, graphs and tables provide you with information regarding the Portfolio's performance during that period.

     The U.S. economy was characterized by moderate growth and low inflation in 1996. Government intervention in economic affairs was minimal during the year, paving the way for continued free market based reforms.

     We began 1996 by concentrating on small emerging companies in the areas of healthcare, technology and consumer services. This strategy proved successful during the first half of the year. However, the summer market correction was particularly hard on these sectors and they remained in a downward trend through the end of the year. While the major market indexes experienced significant advances in 1996, the gains were largely attributable to a limited number of companies with large market capitalizations that are heavily weighted in the indexes.

     The strategies and techniques we applied resulted in the Portfolio underperforming the Naddaq Industrials Index charted on the following page. That index reflects the performance of securities that generally represent the small companies sector of the stock market. The Portfolio's performance was negatively impacted, relative to the Nasdaq Industrials Index, by its lack of ownership of the mid to large cap issues that contributed most to the superior gains experienced by the index.

     In 1997, we anticipate continued moderate economic growth and a broadening of performance in the small cap sector due to the growing valuation disparity between comparable companies. We expect the consolidation trend of the past several years to continue, and possibly even accelerate, particularly in the technology and healthcare sectors. Further, we expect to continue our focus on companies with strong growth potential, especially those that can benefit from new products, geographic expansion and industry consolidation.

     Thank you very much for your continued support and confidence.

Respectfully,
Zachary H. Shafran
Manager, Small Cap Portfolio

             Comparison of Change in Value of $10,000 Investment in
                         TMK/United Small Cap Portfolio
                        and The Nasdaq Industrials Index

                         TMK/UNITED         Nasdaq
                          SMALL CAP    INDUSTRIALS
                          PORTFOLIO          INDEX
                         ----------    -----------
     05/03/94  Purchase     $10,000        $10,000
     12/31/94                12,091          9,862
     12/31/95                15,999         12,620
     12/31/96                17,332         14,517


    ----- TMK/United Small Cap Portfolio* -- $17,332
    +++++ Nasdaq Industrials Index** -- $14,517

   *The value of the investment in the Fund is impacted by the ongoing expenses of the Fund and assumes reinvestment of dividends and distributions. **Because the Fund commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the NASDAQ Industrials Index is not available, investment in the index was effected as of April 30, 1994.


         Annual Average Total Return+
         ----------------------------
Year Ended
   12/31/96          8.33%
2+ Years Ended
   12/31/96++       22.91%

   +Performance data quoted represents past performance. Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.
  ++5-3-94 (the initial offering date) through 12-31-96.

    Past performance is not predictive of future performance. Indexes are unmanaged. Performance data quoted does not take into account any expenses or charges associated with owning a variable life or annuity policy invested in the TMK/United Funds, Inc.

THE INVESTMENTS OF THE SMALL CAP PORTFOLIO
DECEMBER 31, 1996
                                              Shares        Value
COMMON STOCKS
Business Services - 24.45%
 America Online, Inc.*  ..................    60,000 $  1,995,000
 Cerner Corporation*  ....................   183,100    2,815,162
 Dr Solomon's Group PLC, ADR*  ...........    50,000      846,850
 Health Systems Design Corporation*  .....   140,000    1,190,000
 IMNET Systems, Inc.*  ...................    90,000    2,160,000
 Intelligroup, Inc.*  ....................    45,000      511,875
 Intuit Inc.*  ...........................    50,000    1,587,500
 Mechanical Dynamics, Inc.*  .............   105,500    1,443,979
 Netscape Communications Corporation*  ...    20,000    1,137,500
 Object Design, Inc.*  ...................   100,000    1,156,200
 Parametric Technology Corporation*  .....    36,000    1,851,732
 PHAMIS, Inc.*  ..........................   110,000    1,430,000
 Pure Atria Corporation*  ................    45,000    1,105,290
 Segue Software, Inc.*  ..................    60,000    1,083,720
 Summit Medical Systems, Inc.*  ..........   160,000    1,189,920
 Sync Research, Inc.*  ...................   120,000    1,627,440
 Synopsys, Inc.*  ........................    15,000      690,000
   Total .................................             23,822,168

Chemicals and Allied Products - 1.28%
 Carson, Inc.*  ..........................    90,000    1,248,750

Communication - 4.31%
 Intermedia Communications of Florida,
  Inc.*   ................................   100,000    2,568,700
 MFS Communications Company, Inc.*  ......    30,000    1,631,250
   Total .................................              4,199,950

Eating and Drinking Places - 2.00%
 Longhorn Steaks, Inc.*  .................    90,000    1,710,000
 Pizza Inn, Inc.*  .......................    50,000      234,350
   Total .................................              1,944,350

Electronic and Other Electric Equipment - 2.91%
 Etec Systems, Inc.*  ....................    64,000    2,416,000
 XeTel Corporation*  .....................   105,000      413,385
   Total .................................              2,829,385

Engineering and Management Services - 4.18%
 Owen Healthcare, Inc.*  .................    70,000    1,855,000
 Transition Systems, Inc.*  ..............   160,000    2,220,000
   Total .................................              4,075,000


               See Notes to Schedules of Investments on page 75.

THE INVESTMENTS OF THE SMALL CAP PORTFOLIO
DECEMBER 31, 1996
                                              Shares        Value
COMMON STOCKS (Continued)
Health Services - 11.15%
 American Healthcorp, Inc.*  .............   100,000 $  1,137,500
 Emeritus Corporation*  ..................    50,000      675,000
 Inphynet Medical Management Inc.*  ......   115,000    2,026,875
 Physicians Resource Group, Inc.*  .......    85,000    1,508,750
 Quorum Health Group, Inc.*  .............   100,000    2,962,500
 Renal Care Group, Inc.*  ................    66,000    2,107,842
 Sterling House Corporation*  ............    50,000      437,500
   Total .................................             10,855,967

Industrial Machinery and Equipment - 2.30%
 Integrated Process Equipment Corp.*  ....   125,000    2,242,125

Instruments and Related Products - 15.76%
 Cymer, Inc.*  ...........................   102,000    4,915,074
 DePuy, Inc.*  ...........................   100,000    2,025,000
 Hologic, Inc.*  .........................    65,000    1,608,750
 LUNAR CORPORATION*  .....................    40,000    1,385,000
 St. Jude Medical, Inc.*  ................    40,000    1,705,000
 Ventritex, Inc.*  .......................    65,000    1,588,405
 Waters Corporation*  ....................    70,000    2,126,250
   Total .................................             15,353,479

Insurance Agents, Brokers and Service - 0.92%
 CRA Managed Care, Inc.*  ................    20,000      892,500

Insurance Carriers - 1.96%
 CMAC Investment Corporation  ............    52,000    1,911,000

Personal Services - 3.45%
 Carriage Services, Inc.*  ...............    85,000    1,885,895
 Equity Corporation International*  ......    75,000    1,471,875
   Total .................................              3,357,770

Real Estate - 2.09%
 Stewart Enterprises, Inc., Class A  .....    60,000    2,040,000

Wholesale Trade -- Durable Goods - 0.92%
 OmniCare, Inc.  .........................    28,000      899,500

TOTAL COMMON STOCKS - 77.68%                          $75,671,944
 (Cost: $66,660,069)

                                           Principal
                                           Amount in
                                           Thousands
CORPORATE DEBT SECURITIES - 2.17%
Holding and Other Investment Offices
 LTC Properties, Inc., Convertible:
   8.25%, 7-1-2001 .......................    $1,000    1,037,500
   7.75%, 1-1-2002 .......................     1,000    1,075,000
   Total .................................              2,112,500
 (Cost: $2,000,000)


               See Notes to Schedules of Investments on page 75.

THE INVESTMENTS OF THE SMALL CAP PORTFOLIO
DECEMBER 31, 1996

                                           Principal
                                           Amount in
                                           Thousands        Value

SHORT-TERM SECURITIES
Auto Repair, Services and Parking - 3.79%
 PHH Corporation,
   5.57%, 1-31-97 ........................    $3,705  $ 3,687,802

Depository Institutions - 3.75%
 U.S. Bancorp,
   Master Note............................     3,655    3,655,000

Food and Kindred Products - 4.74%
 General Mills, Inc.,
   Master Note...........................z     4,620    4,620,000

Food Stores - 3.16%
 Albertson's Inc.,
   5.35%, 1-21-97 ........................     3,085    3,075,831

Nondepository Institutions - 1.67%
 Island Finance Puerto Rico Inc.,
   5.55%, 1-31-97 ........................     1,635    1,627,438

Textile Mill Products - 2.94%
 Sara Lee Corporation,
   Master Note............................     2,865    2,865,000

TOTAL SHORT-TERM SECURITIES - 20.05%                  $19,531,071
 (Cost: $19,531,071)

TOTAL INVESTMENT SECURITIES - 99.90%                  $97,315,515
 (Cost: $88,191,140)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.10%          92,775

NET ASSETS - 100.00%                                  $97,408,290


               See Notes to Schedules of Investments on page 75.

BALANCED PORTFOLIO
MANAGER'S LETTER
DECEMBER 31, 1996
---------------------------------------------------------------------------


Dear Policyholder:

     This report relates to the operation of the Balanced Portfolio for the fiscal year ended December 31, 1996. The discussion, graphs and tables contained in this report will provide you with information regarding the Portfolio's performance during that period.

     During 1996, the economy experienced modest growth with continuing low interest and inflation rates. However, perceptions regarding the direction and strength of the economy varied widely during the past fiscal year, contributing to volatility and uncertainty in both the equity and fixed income markets. Inflation concerns, prompted by upward wage pressures and increased energy prices, affected the performance of both the equity and fixed income markets and caused investors to gravitate towards growth companies that enjoy a perception of stability regardless of economic strength.

     In 1996, we continued to pursue a strategy of attempting to increase total return while striving to preserve capital. In an attempt to reduce investment risk, we continued to diversify the Portfolio's investments across a broad section of industries. We maintained a cash position during the past fiscal year to enable us to react to interest rate changes and take advantage of investment opportunities we perceived as being attractive.

     The strategies and techniques we applied resulted in the Portfolio outperforming the bond market index and underperforming the stock market index charted on the following page. Those indexes reflect the performance of securities that generally represent the stock market (the S&P 500 Index) and the bond market (the Lehman Brothers Government/Corporate Bond Index). A variety of indexes is presented because the Portfolio invests in stocks and bonds. The Portfolio's fixed income investments and our strategy of maintaining a cash position contributed to the underperformance of the Portfolio as compared to the S&P 500 Index.

     We anticipate moderate economic growth during 1997. High current levels of household debt and weak export markets, particularly in Europe, should hinder economic growth during the first half of the year. Intimations from the Federal Reserve and prevailing economic conditions make us cautious that steps may be taken to raise interest rates in the event signs of inflation appear. Market reaction to such an increase could be swift and significant. Accordingly, we expect to maintain a diversified and defensive position, while continuing to invest in securities that present the opportunity for positive long-term returns consistent with the Portfolio's objectives.

     Thank you very much for your continued support and confidence.

Respectfully,
Cynthia P. Prince-Fox
Manager, Balanced Portfolio

             Comparison of Change in Value of $10,000 Investment in
                         TMK/United Balanced Portfolio,
                           The S&P 500 Index and The
                Lehman Brothers Government/Corporate Bond Index

                                                           Lehman
                                                         Brothers
                                          Standard    Government/
                         TMK/United       & Poor's      Corporate
                           Balanced            500           Bond
                          Portfolio          Index          Index
                         ----------       --------    -----------
     05/03/94  Purchase     $10,000        $10,000        $10,000
     12/31/94                 9,963         10,398         10,046
     12/31/95                12,373         14,306         11,979
     12/31/96                13,715         17,591         12,327

===== TMK/United Balanced Portfolio* -- $13,715
----- S&P 500 Index** -- $17,591
+++++ Lehman Bros Gov't/Corp Bond Index** -- $12,327

   *The value of the investment in the Fund is impacted by the ongoing expenses of the Fund and assumes reinvestment of dividends and distributions. **Because the Fund commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the S&P 500 Index and the Lehman Brothers Government/Corporate Bond Index (including income) are not available, investment in the indexes was effected as of April 30, 1994.


         Annual Average Total Return+
         ----------------------------
Year Ended
   12/31/96         10.84%
2+ Years Ended
   12/31/96++       12.58%

   +Performance data quoted represents past performance. Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.
  ++5-3-94 (the initial offering date) through 12-31-96.

    Past performance is not predictive of future performance. Indexes are unmanaged. Performance data quoted does not take into account any expenses or charges associated with owning a variable life or annuity policy invested in the TMK/United Funds, Inc.

THE INVESTMENTS OF THE BALANCED PORTFOLIO
DECEMBER 31, 1996

                                              Shares        Value

COMMON STOCKS
Apparel and Accessory Stores - 1.38%
 Gap, Inc. (The)  ........................    10,000  $   301,250
 Talbots, Inc. (The)  ....................    10,000      286,250
   Total .................................                587,500

Apparel and Other Textile Products - 0.82%
 Liz Claiborne, Inc.  ....................     9,000      347,625

Building Materials and Garden Supplies - 1.32%
 Sherwin-Williams Company (The)  .........    10,000      560,000

Business Services - 0.60%
 Broderbund Software, Inc.*  .............     6,300      187,028
 Electronic Data Systems Corporation  ....     1,548       66,951
   Total .................................                253,979

Chemicals and Allied Products - 10.30%
 American Home Products Corporation  .....     7,000      410,375
 Avon Products, Inc.  ....................     8,300      474,138
 Crompton & Knowles Corporation  .........    14,300      275,275
 Dow Chemical Company (The)  .............     5,500      431,063
 du Pont (E.I.) de Nemours and Company  ..     2,400      226,500
 IMC Global, Inc.  .......................    13,000      508,625
 Merck & Co., Inc.  ......................     6,600      523,050
 Nalco Chemical Company  .................     7,000      252,875
 Pfizer Inc.  ............................     5,500      455,812
 Praxair, Inc.  ..........................     8,800      405,900
 Warner-Lambert Company  .................     5,400      405,000
   Total .................................              4,368,613

Communication - 2.79%
 AT&T Corporation  .......................     7,300      317,550
 GTE Corporation  ........................     5,300      241,150
 Nokia Corporation, Series A, ADS  .......     1,600       92,200
 SBC Communications Inc.  ................    10,300      533,025
   Total .................................              1,183,925

Depository Institutions - 2.99%
 BankAmerica Corporation  ................     4,500      448,875
 Comerica Incorporated  ..................     5,900      309,013
 Wells Fargo & Company  ..................     1,900      512,525
   Total .................................              1,270,413

Electric, Gas and Sanitary Services - 1.81%
 Baltimore Gas and Electric Company  .....     7,600      203,300
 Houston Industries Incorporated  ........    12,000      271,500
 Southern Company (The)  .................    13,000      294,125
   Total .................................                768,925


               See Notes to Schedules of Investments on page 75.

THE INVESTMENTS OF THE BALANCED PORTFOLIO
DECEMBER 31, 1996

                                              Shares        Value

COMMON STOCKS (Continued)
Electronic and Other Electric Equipment - 6.51%
 AMP Incorporated  .......................    10,800  $   414,450
 Duracell International Inc.  ............     7,500      524,062
 Emerson Electric Co.  ...................     4,500      435,375
 General Electric Company  ...............     7,500      741,563
 LSI Logic Corporation*  .................    20,000      535,000
 Lucent Technologies Inc.  ...............     2,365      109,381
   Total .................................              2,759,831

Food and Kindred Products - 1.55%
 ConAgra, Inc.  ..........................     5,900      293,525
 PepsiCo, Inc.  ..........................    12,400      362,700
   Total .................................                656,225

Forestry - 1.15%
 Georgia-Pacific Corporation  ............     6,800      489,600

General Merchandise Stores - 0.60%
 May Department Stores Company (The)  ....     5,400      252,450

Health Services - 1.01%
 Tenet Healthcare Corporation*  ..........    19,600      428,750

Heavy Construction, Excluding Building - 1.23%
 bufete industrial, s.a., ADR*  ..........    15,000      318,750
 Foster Wheeler Corporation  .............     5,500      204,187
   Total .................................                522,937

Holding and Other Investment Offices - 2.84%
 LTC Properties, Inc.  ...................    18,000      333,000
 National Health Investors, Inc.  ........    12,000      454,500
 Zurich Insurance Company (A)  ...........     1,500      416,947
   Total .................................              1,204,447

Industrial Machinery and Equipment - 2.12%
 Applied Materials, Inc.*  ...............    13,000      467,181
 Deere & Company  ........................     6,000      243,750
 York International Corporation  .........     3,400      189,975
   Total .................................                900,906

Instruments and Related Products - 1.60%
 General Motors Corporation, Class H  ....     6,600      371,250
 St. Jude Medical, Inc.*  ................     7,200      306,900
   Total .................................                678,150

Insurance Carriers - 1.90%
 Chubb Corporation (The)  ................     6,200      333,250
 ITT Hartford Group, Inc.  ...............     4,100      276,750
 United HealthCare Corporation  ..........     4,400      198,000
   Total .................................                808,000


               See Notes to Schedules of Investments on page 75.

THE INVESTMENTS OF THE BALANCED PORTFOLIO
DECEMBER 31, 1996

                                              Shares        Value

COMMON STOCKS (Continued)
Nondepository Institutions - 2.11%
 Associates First Capital Corporation*  ..     8,600  $   379,475
 Federal Home Loan Mortgage Corporation  .     4,700      517,587
   Total .................................                897,062

Nonmetallic Minerals, Except Fuels - 1.20%
 Potash Corporation of Saskatchewan Inc.       6,000      510,000

Oil and Gas Extraction - 1.85%
 Noble Affiliates, Inc.  .................     8,500      406,937
 Schlumberger Limited  ...................     3,800      379,525
   Total .................................                786,462

Paper and Allied Products - 0.79%
 Champion International Corporation  .....     5,800      250,850
 Union Camp Corporation  .................     1,800       85,950
   Total .................................                336,800

Petroleum and Coal Products - 2.18%
 Mobil Corporation  ......................     2,800      342,300
 Royal Dutch Petroleum Company  ..........     3,400      580,550
   Total .................................                922,850

Primary Metal Industries - 1.20%
 Nucor Corporation  ......................    10,000      510,000

Printing and Publishing - 2.29%
 Belo (A. H.) Corporation, Class A  ......    11,000      383,625
 McGraw-Hill, Inc.  ......................     5,200      239,850
 Viacom Inc., Class B*  ..................    10,000      348,750
   Total .................................                972,225

Railroad Transportation - 0.29%
 Conrail Inc.  ...........................     1,224      121,941

Textile Mill Products - 1.56%
 Sara Lee Corporation  ...................     9,700      361,325
 Unifi, Inc.  ............................     9,300      298,763
   Total .................................                660,088

Transportation by Air - 0.29%
 Delta Air Lines, Inc.  ..................       456       32,319
 Southwest Airlines Co.  .................     4,000       88,500
   Total .................................                120,819

Wholesale Trade -- Nondurable Goods - 0.73%
 Nu Skin Asia Pacific, Inc. - A*  ........    10,000      308,750

TOTAL COMMON STOCKS - 57.01%                          $24,189,273
 (Cost: $20,873,288)


               See Notes to Schedules of Investments on page 75.

THE INVESTMENTS OF THE BALANCED PORTFOLIO
DECEMBER 31, 1996

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES
Building Materials and Garden Supplies - 0.92%
 Home Depot, Inc. (The), Convertible,
   3.25%, 10-1-2001 ......................    $  400  $   390,000

Electronic and Other Electric Equipment - 0.87%
 Cooper Industries, Inc.,
   6.0%, 1-1-99 (Exchangeable) ...........       257      368,125

Oil and Gas Extraction - 0.68%
 Enron Corp.,
   6.25%, 12-13-98 (Exchangeable) ........       261      288,000

Security and Commodity Brokers - 0.71%
 Salomon Inc.,
   7.625%, 5-15-99 (Exchangeable) ........       266      302,500

TOTAL CORPORATE DEBT SECURITIES - 3.18%               $ 1,348,625
 (Cost: $1,183,750)

UNITED STATES GOVERNMENT SECURITIES - 31.03%
 United States Treasury:
   5.625%, 8-31-97 .......................     1,000    1,000,310
   5.125%, 2-28-98 .......................     1,000      993,590
   5.5%, 2-28-99 .........................     1,000      991,560
   6.875%, 8-31-99 .......................       250      255,235
   7.75%, 11-30-99 .......................     1,500    1,567,260
   7.125%, 2-29-2000 .....................       500      514,765
   6.375%, 8-15-2002 .....................     1,100    1,107,216
   7.5%, 2-15-2005 .......................     3,250    3,475,973
   6.25%, 8-15-2023 ......................       250      234,375
   6.75%, 8-15-2026 ......................     3,000    3,022,500
   Total .................................            $13,162,784
 (Cost: $13,168,658)

SHORT-TERM SECURITIES
Depository Institutions - 4.04%
 U.S. Bancorp,
   Master Note............................     1,712    1,712,000

Electric, Gas and Sanitary Services - 2.70%
 Commonwealth Edison Co.,
   5.67%, 1-24-97 ........................     1,150    1,145,834

Food and Kindred Products - 0.68%
 General Mills, Inc.,
   Master Note............................       288      288,000


               See Notes to Schedules of Investments on page 75.

THE INVESTMENTS OF THE BALANCED PORTFOLIO
DECEMBER 31, 1996

                                           Principal
                                           Amount in
                                           Thousands        Value

SHORT-TERM SECURITIES (Continued)
Textile Mill Products - 0.42%
 Sara Lee Corporation,
   Master Note............................    $  180  $   180,000

TOTAL SHORT-TERM SECURITIES - 7.84%                   $ 3,325,834
 (Cost: $3,325,834)

TOTAL INVESTMENT SECURITIES - 99.06%                  $42,026,516
 (Cost: $38,551,530)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.94%         400,542

NET ASSETS - 100.00%                                  $42,427,058


               See Notes to Schedules of Investments on page 75.

ASSET STRATEGY PORTFOLIO
MANAGER'S LETTER
DECEMBER 31, 1996
---------------------------------------------------------------------------


Dear Policyholder:

     This report relates to the operation of the Asset Strategy Portfolio for the fiscal year ended December 31, 1996. The discussion, graphs and tables contained in this report will provide you with information regarding the Portfolio's performance during that period.

     1996 was characterized by modest economic growth, low inflation and slowing growth rates for U.S. corporate earnings. Interest rates rose modestly for the year, but experienced substantial volatility. The U.S. equity market achieved another positive year, while investor confidence ranged from fear in July to euphoria by year end.

     Our management style remained unchanged during the past fiscal year. We continued to focus on value and confined our investments to stocks and bonds in sectors and asset groups that have been out of favor, permitting us to limit risk to the Portfolio. Unfortunately, the prevailing investment environment in 1996 did not favor such a low risk value-oriented approach.

     The strategies and techniques we applied resulted in the Portfolio's overall performance, and the performance of its holdings in the various categories of securities in which the Portfolio invests, remaining below that of the S&P 500 Index, but fairly consistent with the other indexes charted on the following page. The S&P 500 Index reflects the performance of securities that generally represent the stock market. The other indexes reflect the performance of one-month certificates of deposit (Salomon Brothers Short-Term Index for 1 Month Certificates of Deposit) and the bond market (the Lehman Brothers Aggregate Bond Index). A variety of indexes is presented because the Portfolio invests in stocks, bonds and other instruments. The Portfolio underperformed the S&P 500 Index primarily due to its conservative positioning away from exposure to U.S. stocks.

     In 1997, the prevailing trend during much of the past six years could be challenged as valuations for U.S. stocks continue to break records. We anticipate maintaining a relatively low exposure to U.S. stocks as 1997 begins, awaiting more reasonable prices. We will continue to have a meaningful exposure to U.S. government bonds, U.S. industrial bonds and foreign stocks. We will also maintain a cash position to take advantage of attractive investment opportunities as they develop.

     Thank you very much for your continued support and confidence.

Respectfully,
James D. Wineland
Manager, Asset Strategy Portfolio

             Comparison of Change in Value of $10,000 Investment in
                      TMK/United Asset Strategy Portfolio,
                               The S&P 500 Index,
                 The Lehman Brothers Aggregate Bond Index, and
   The Salomon Brothers Short-Term Index for 1 Month Certificates of Deposit

                                                          Salomon
                                                         Brothers
                                              Lehman   Short-Term
                        United              Brothers        Index
                         Asset        S&P  Aggregate  for 1 month
                      Strategy        500       Bond Certificates
                     Portfolio      Index      Index   of Deposit
                     ---------  --------- ----------   ----------
     05/01/95Purchase  $10,000    $10,000    $10,000      $10,000
     12/31/95           10,180     12,179     11,123       10,401
     12/31/96           10,783     14,975     11,525       10,976



 ====TMK/United Asset Strategy Portfolio* -- $10,785
 ++++   S&P 500 Index**  -- $14,975
 ****Lehman Brothers Aggregate Bond Index**  --  $11,525
 *-*-Salomon Brothers Short-Term Index for 1 Month Certificates of Deposit**  -
-  $10,976

   *The value of the investment in the Fund is impacted by the ongoing expenses of the Fund and assumes reinvestment of dividends and distributions. **Because the Fund commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the above indexes (including income) are not available, investment in the indexes was effected as of April 30, 1995.

         Annual Average Total Return+
         ----------------------------
Year Ended
   12/31/96         5.92%
1+ Years Ended
   12/31/96++       4.61%

   +Performance data quoted represents past performance. Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.
  ++5-1-95 (the initial offering date) through 12-31-96.

    Past performance is not predictive of future performance. Indexes are unmanaged. Performance data quoted does not take into account any expenses or charges associated with owning a variable life or annuity policy invested in the TMK/United Funds, Inc.

THE INVESTMENTS OF THE ASSET STRATEGY PORTFOLIO
DECEMBER 31, 1996

                                              Shares        Value

COMMON STOCKS
Business Services - 4.66%
 Broderbund Software, Inc.*  .............     8,000     $  237,496
 Maxis, Inc.*  ...........................    13,000        157,625
   Total .................................                  395,121

Chemicals and Allied Products - 4.19%
 IMC Global, Inc.  .......................     4,000        156,500
 Nalco Chemical Company  .................     5,500        198,688
   Total .................................                  355,188

Communication - 5.59%
 Cox Communications, Inc.*  ..............     9,000        208,125
 Nokia Corporation, Series A, ADS  .......     2,400        138,300
 360 Communications Company*  ............     5,500        127,187
   Total .................................                  473,612

Eating and Drinking Places - 2.12%
 Sonic Corp.*  ...........................     7,100        179,275

Food and Kindred Products - 4.52%
 Seagram Company Ltd. (The)  .............     4,500        174,375
 Whitbread and Company, Public
   Limited Company (A) ...................    15,500        208,948
   Total .................................                  383,323

Heavy Construction, Excluding Building - 1.98%
 Koninklijke Boskalis Westminster N.V. (A)     8,288        168,016

Holding and Other Investment Offices - 0.98%
 LTC Properties, Inc.  ...................     4,500         83,250

Oil and Gas Extraction - 2.98%
 Kerr-McGee Corporation  .................     3,500        252,000

Textile Mill Products - 0.98%
 Polymer Group, Inc.* ....................     6,000         83,250

TOTAL COMMON STOCKS - 28.00%                             $2,373,035
 (Cost: $2,228,144)


               See Notes to Schedules of Investments on page 75.

THE INVESTMENTS OF THE ASSET STRATEGY PORTFOLIO
DECEMBER 31, 1996

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES
Amusement and Recreation Services - 2.34%
 Trump Atlantic City Associates,
   11.25%, 5-1-2006 ......................      $200     $  198,000

Communication - 1.93%
 MFS Communications Company, Inc.,
   0.0%, 1-15-2006 (B) ...................       225        163,688

Electronic and Other Electric Equipment - 1.53%
 VLSI Technology, Inc., Convertible,
   8.25%, 10-1-2005 ......................       130        129,432

Paper and Allied Products - 3.68%
 Buckeye Cellulose Corporation,
   9.25%, 9-15-2008 ......................       300        312,000

Printing and Publishing - 1.81%
 Viacom International Inc.,
   9.125%, 8-15-99 .......................       150        153,375

Security and Commodity Brokers - 2.00%
 Salomon Inc.,
   7.625%, 5-15-99 (Exchangeable) ........       149        169,400

TOTAL CORPORATE DEBT SECURITIES - 13.29%                 $1,125,895
 (Cost: $1,079,703)

UNITED STATES GOVERNMENT SECURITIES
 United States Treasury:
   6.875%, 2-28-97 .......................        40         40,100
   6.125%, 5-31-97 .......................       400        401,124
   7.25%, 2-15-98 ........................        60         60,984
   6.375%, 7-15-99 .......................     1,050      1,059,513
   7.125%, 2-29-2000 .....................        60         61,772
   7.5%, 2-15-2005 .......................       130        139,039
   5.875%, 11-15-2005 ....................     1,050      1,012,431
   9.125%, 5-15-2018 .....................       450        570,024

TOTAL UNITED STATES GOVERNMENT
 SECURITIES - 39.47%                                     $3,344,987
 (Cost: $3,378,749)


               See Notes to Schedules of Investments on page 75.

THE INVESTMENTS OF THE ASSET STRATEGY PORTFOLIO
DECEMBER 31, 1996

                                           Principal
                                           Amount in
                                           Thousands        Value

SHORT-TERM SECURITIES
Depository Institutions - 1.85%
 U.S. Bancorp,
   Master Note ...........................      $157     $  157,000

Food and Kindred Products - 3.49%
 General Mills, Inc.,
   Master Note ...........................       296        296,000

Food Stores - 3.82%
 Albertson's Inc.,
   5.45%, 2-7-97 .........................       325        323,180

Personal Services - 4.71%
 Block Financial Corp.,
   5.43%, 1-22-97 ........................       400        398,733

Textile Mill Products - 4.32%
 Sara Lee Corporation,
   Master Note ...........................       366        366,000

TOTAL SHORT-TERM SECURITIES - 18.19%                     $1,540,913
 (Cost: $1,540,913)

TOTAL INVESTMENT SECURITIES - 98.95%                     $8,384,830
 (Cost: $8,227,509)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.05%            89,368

NET ASSETS - 100.00%                                     $8,474,198


               See Notes to Schedules of Investments on page 75.

MONEY MARKET PORTFOLIO
MANAGER'S LETTER
DECEMBER 31, 1996
---------------------------------------------------------------------------


Dear Policyholder:

     This report covers the operation of the Money Market Portfolio for the fiscal year ended December 31, 1996. The following discussion and tables provide you with information regarding the Portfolio's performance during that period.

     During the beginning of 1996, the U.S. economy experienced slow growth and little inflationary pressure. In response to the slow economy, the Federal Reserve took action in the early part of 1996 to ease short-term interest rates. The Federal Reserve made no additional interest rate changes throughout the remainder of the year.

     Due to a positively sloped yield curve, we extended the average maturity on a portion of the Portfolio's holdings to between six months and one year to take advantage of higher yields. We also maintained a large position in floating-rate securities which reset at, or slightly above, current market rates at frequent intervals.

     We anticipate continued moderate economic growth in 1997. We also expect unemployment rates to remain at historically low levels. If these economic conditions prevail, increasing wage pressures may prompt the Federal Reserve to tighten its monetary policies in an effort to prevent inflationary tendencies. In response, the Fund would shorten the average maturity of its fixed-rate holdings to take advantage of the higher interest rates. In any event, the Fund will continue to respond to changing economic and market conditions.

     Thank you very much for your continued support and confidence.

Respectfully,
Richard K. Poettgen
Manager, Money Market Portfolio

THE INVESTMENTS OF THE MONEY MARKET PORTFOLIO
DECEMBER 31, 1996

                                           Principal
                                           Amount in
                                           Thousands        Value

BANK OBLIGATIONS
Certificates of Deposit
 Domestic - 2.68%
 Bankers Trust New York Corp.,
   5.47%, 1-7-97 .........................    $1,000  $   999,753

 Yankee - 5.37%
 Creditanstalt - Bankverein,
   5.38%, 3-7-97 .........................     1,000    1,000,000
 Societe Generale - New York,
   5.3%, 2-21-97 .........................     1,000    1,000,000
   Total .................................              2,000,000

Total Certificates of Deposit - 8.05%                   2,999,753

Notes - 5.37%
 Comerica Bank,
   5.5855%, 2-14-97.......................     1,000    1,000,000
 PNC Bank, N.A.,
   5.5037%, 1-13-97 ......................     1,000      999,696
   Total .................................              1,999,696

TOTAL BANK OBLIGATIONS - 13.42%                       $ 4,999,449
 (Cost: $4,999,449)

CORPORATE OBLIGATIONS
Commercial Paper
 Electric, Gas and Sanitary Services - 2.03%
 Carolina Power & Light Co.,
   5.4%, 2-12-97 .........................       760      755,212

 Food and Kindred Products - 4.19%
 General Mills, Inc.,
   Master Note ...........................     1,559    1,559,000

 Forestry - 3.39%
 Weyerhaeuser Co.,
   5.45%, 2-20-97 ........................     1,272    1,262,372

 Insurance Carriers - 2.67%
 Transamerica Finance Corporation,
   5.38%, 1-28-97 ........................     1,000      995,965

 Metal Mining - 3.08%
 BHP Finance (USA) Inc.,
   5.4%, 2-5-97 ..........................     1,155    1,148,936


               See Notes to Schedules of Investments on page 75.

THE INVESTMENTS OF THE MONEY MARKET PORTFOLIO
DECEMBER 31, 1996

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE OBLIGATIONS (Continued)
Commercial Paper (Continued)
 Nondepository Institutions - 2.68%
 General Electric Capital Corporation,
   5.47%, 1-17-97 ........................    $1,000  $   997,569

 Personal Services - 2.67%
 Block Financial Corp.,
   5.55%, 1-27-97 ........................     1,000      995,992

 Textile Mill Products - 1.62%
 Sara Lee Corporation,
   Master Note ...........................       602      602,000

 Tobacco Products - 2.68%
 B.A.T. Capital Corp.,
   5.4%, 1-17-97 .........................     1,000      997,600

 Transportation Equipment - 2.66%
 Echlin, Inc.,
   5.55%, 2-18-97 ........................     1,000      992,600

Total Commercial Paper - 27.67%                        10,307,246

Notes
 Auto Repair, Services and Parking - 2.68%
 PHH Corporation,
   5.8105%, 3-26-97 ......................     1,000      999,864

 Nondepository Institutions - 5.37%
 Caterpillar Financial Services Corp.,
   5.9585%, 1-1-97 .......................     1,000    1,000,000
 Deere (John) Capital Corp.,
   5.95%, 6-30-97 ........................     1,000      999,475
   Total .................................              1,999,475

 Security and Commodity Brokers - 2.68%
 Merrill Lynch & Co., Inc.,
   5.6541%, 5-29-97 ......................     1,000    1,000,000

Total Notes - 10.73%                                    3,999,339

TOTAL CORPORATE OBLIGATIONS - 38.40%                  $14,306,585
 (Cost: $14,306,585)


               See Notes to Schedules of Investments on page 75.

THE INVESTMENTS OF THE MONEY MARKET PORTFOLIO
DECEMBER 31, 1996

                                           Principal
                                           Amount in
                                           Thousands        Value
MUNICIPAL OBLIGATIONS
California - 8.05%
 California Pollution Control Financing
   Authority, Environmental Improvement
   Revenue Bonds (Shell Martinez Refining
   Company Project), Series 1996 (Taxable),
   5.52%, 1-2-97 .........................    $1,000  $ 1,000,000
 City of Anaheim, California, Certificates
   of Participation (1993 Arena Financing
   Project), Municipal Adjustable Rate
   Taxable Securities (Credit Suisse),
   5.56%, 5-1-97 .........................     1,000    1,000,000
 Oakland-Alameda County Coliseum Lease Revenue
   Bonds (Oakland Coliseum Project),1995 Series
   B-1 (Canadian Imperial Bank of Commerce),
   5.42%, 1-3-97 .........................     1,000    1,000,000
   Total .................................              3,000,000

Indiana - 2.68%
 City of Whiting, Indiana, Industrial Sewage
   and Solid Waste Disposal Revenue Bonds (Amoco
   Oil Company Project), Taxable Series 1995,
   5.55%, 1-13-97 ........................     1,000    1,000,000

Louisiana - 2.68%
 Industrial District No. 3 of the Parish
   of West Baton Rouge, State of Louisiana,
   Variable Rate Demand Revenue Bonds (The
   Dow Chemical Company Project),
   Series 1995 (Taxable),
   5.45%, 1-17-97 ........................     1,000    1,000,000

New York - 4.57%
 Health Insurance Plan of Greater New York
   (Morgan Guaranty Trust Company of New York),
   5.8%, 1-1-97 ..........................     1,700    1,700,000

Pennsylvania - 3.37%
 Monroe County Industrial Development
   Authority, Manufacturing Facilities
   Revenue Bonds (United Steel Enterprises,
   Inc., Project), Taxable Variable Rate Demand/
   Fixed Rate Revenue Bonds, Series B of 1996
   (CoreStates Bank, N.A.),
   5.75%, 1-1-97 .........................       165      165,000
 Montgomery County Industrial Development
   Authority, Taxable Fixed Rate/Variable
   Rate Demand Revenue Bonds (410 Horsham
   Associates Project), Series of 1995
   (Meridian Bank),
   5.75%, 1-1-97 .........................       200      200,000


               See Notes to Schedules of Investments on page 75.

THE INVESTMENTS OF THE MONEY MARKET PORTFOLIO
DECEMBER 31, 1996

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL OBLIGATIONS (Continued)
Pennsylvania (Continued)
 Schuylkill County Industrial Development
   Authority, Commercial Development Revenue
   Bonds (Midway Supermarket, Inc. Project),
   Taxable Series of 1995 (Meridian Bank),
   5.75%, 1-1-97 .........................    $  890  $   890,000
   Total .................................              1,255,000

South Dakota - 2.68%
 Central Plains Clinic Ltd., Floating Rate
   Taxable Bonds, Series 1996 (Cooperatieve
   Centrale Raiffeisen-Borenleenbank B.A.,
   "Rabobank Nederland," New York Branch),
   5.55%, 1-21-97 ........................     1,000    1,000,000

Texas - 6.19%
 City of Brownsville, Texas, Utilities System,
   Taxable Commercial Paper Notes, Series A
   (The Toronto-Dominion Bank),
   5.48%, 1-15-97 ........................     1,316    1,313,195
 Metrocrest Hospital Authority, Series 1989A
   (The Bank of New York),
   5.406%, 3-3-97 ........................     1,000      990,840
   Total .................................              2,304,035

TOTAL MUNICIPAL OBLIGATIONS - 30.22%                  $11,259,035
 (Cost: $11,259,035)

UNITED STATES GOVERNMENT OBLIGATIONS
 Federal Farm Credit Banks,
   4.95%, 3-3-97..........................     1,000      999,285
 Federal Home Loan Banks,
   5.82%, 11-6-97 ........................     1,000    1,000,074
 Federal National Mortgage Association,
   5.15%, 6-20-97.........................     1,000      999,540
 Student Loan Marketing Association,
   5.52%, 1-7-97..........................     1,000    1,000,000

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS - 10.73%   $ 3,998,899
 (Cost: $3,998,899)

TOTAL INVESTMENT SECURITIES - 92.77%                  $34,563,968
 (Cost: $34,563,968)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 7.23%       2,693,634

NET ASSETS - 100.00%                                  $37,257,602


               See Notes to Schedules of Investments on page 75.

LIMITED-TERM BOND PORTFOLIO
MANAGER'S LETTER
DECEMBER 31, 1996
---------------------------------------------------------------------------


Dear Policyholder:

     This report relates to the operation of the Limited-Term Bond Portfolio for the fiscal year ended December 31, 1996. The following discussion, graphs and tables provide you with information regarding the Portfolio's performance during that period.

     During the beginning of 1996, the U.S. economy experienced a strong upturn in activity, prompting inflation concerns among a majority of market participants and an expectation that the Federal Reserve would take steps to raise short-term interest rates. These concerns caused a sell off in the bond market, with the yield on the five year Treasury note increasing from a low of 5.13% in February to a high of 6.84% in June. With the increased yields, the total return for bonds was negative through the first half of 1996, as measured by most indexes. As the third quarter of 1996 began, economic growth began to slow. As a result, the Federal Reserve took no action with respect to short-term rates and the bond market responded by rallying during much of the remainder of the year.

     In response to the prevailing economic conditions, the Portfolio increased its exposure to mortgage-backed and corporate bonds. Mortgage-backed bonds tend to provide attractive yield and total return characteristics in an environment of rising interest rates. Corporate bonds typically provide superior yield and are attractive during periods of economic growth. We also attempted to maintain an average maturity for the Portfolio's holdings near the mid-point of the two to five year range.

     The strategies and techniques we applied resulted in the Portfolio underperforming the Lehman Brothers Mutual Fund Short Investment Grade Debt Index as charted on the following page. That index reflects the performance of securities that generally represent the short-maturity sector of the bond market.

     As 1997 begins, we anticipate continued moderate economic growth, with periods of stronger than expected growth balanced by periods of weaker growth. We also expect inflation to remain relatively low during 1997. If anticipated economic conditions prevail, the Federal Reserve can be expected to maintain short-term interest rates at current levels and interest rates in general should remain stable. In such an environment, we will look to lengthen somewhat the maturities of the Portfolio's holdings to take advantage of yield opportunities. We will continue our strategy of seeking investments in securities that offer superior yield characteristics.

     Thank you very much for your continued support and confidence.

Respectfully,
W. Patrick Sterner
Manager, Limited-Term Bond Portfolio

             Comparison of Change in Value of $10,000 Investment in
                     TMK/United Limited-Term Bond Portfolio
     and The Lehman Brothers Mutual Fund Short Investment Grade Debt Index

                                            Lehman
                                          Brothers
                                       Mutual Fund
                         TMK/United          Short
                       Limited-Term     Investment
                               Bond     Grade Debt
                          Portfolio          Index
                          ---------      ---------
     05/03/94  Purchase     $10,000        $10,000
     12/31/94                10,026         10,142
     12/31/95                11,458         11,605
     12/31/96                11,860         12,200


+++++ TMK/United Limited-Term Bond Portfolio* -- $11,860
----- Lehman Bros MF Short Inv Grade Debt Index** -- $12,200

   *The value of the investment in the Fund is impacted by the ongoing expenses of the Fund and assumes reinvestment of dividends and distributions.. **Because the Fund commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the Lehman Brothers Mutual Fund Short Investment Grade Debt Index (including income) are not available, investment in the index was effected as of April 30, 1994.


         Annual Average Total Return+
         ----------------------------
Year Ended
   12/31/96         3.51%
2+ Years Ended
   12/31/96++       6.61%

   +Performance data quoted represents past performance. Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.
  ++5-3-94 (the initial offering date) through 12-31-96.

    Past performance is not predictive of future performance. Indexes are unmanaged. Performance data quoted does not take into account any expenses or charges associated with owning a variable life or annuity policy invested in the TMK/United Funds, Inc.

THE INVESTMENTS OF THE LIMITED-TERM BOND PORTFOLIO
DECEMBER 31, 1996

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES
Chemicals and Allied Products - 7.71%
 American Home Products Corporation,
   7.7%, 2-15-2000 .......................      $100   $  103,693
 ICI Wilmington, Inc.,
   9.5%, 11-15-2000 ......................        75       82,520
 Praxair, Inc.,
   6.7%, 4-15-2001 .......................       100      100,314
   Total .................................                286,527

Depository Institutions - 10.82%
 BankAmerica Corporation,
   9.7%, 8-1-2000 ........................       100      109,914
 Boatmen's Bancshares, Inc.,
   9.25%, 11-1-2001 ......................        50       55,192
 First Chicago Corporation,
   7.625%, 1-15-2003 .....................       125      130,212
 Wells Fargo & Company,
   8.375%, 5-15-2002 .....................       100      106,633
   Total .................................                401,951

Electric, Gas and Sanitary Services - 1.41%
 Consolidated Natural Gas Company,
   8.75%, 6-1-99 .........................        50       52,585

General Merchandise Stores - 5.57%
 Penney (J.C.) Company, Inc.,
   10.0%, 10-15-97 .......................       100      103,035
 Sears, Roebuck and Co.,
   9.25%, 4-15-98 ........................       100      103,853
   Total .................................                206,888

Instruments and Related Products - 2.35%
 Polaroid Corporation,
   8.0%, 3-15-99 .........................        85       87,246


               See Notes to Schedules of Investments on page 75.

THE INVESTMENTS OF THE LIMITED-TERM BOND PORTFOLIO
DECEMBER 31, 1996

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Nondepository Institutions - 15.31%
 American General Finance Corporation,
   8.25%, 1-15-98 ........................      $ 50    $  51,086
 Associates Corporation of North America,
   7.875%, 9-30-2001 .....................       100      104,885
 Ford Motor Credit Company,
   8.0%, 1-15-99 .........................       150      154,884
 General Motors Acceptance Corporation,
   7.75%, 1-15-99 ........................       100      102,825
 Household Finance Corporation,
   7.75%, 6-15-97 ........................        50       50,417
 Norwest Financial, Inc.,
   7.75%, 8-15-2001 ......................        50       52,145
 Transamerica Finance Corporation,
   8.75%, 10-1-99 ........................        50       52,680
   Total .................................                568,922

Oil and Gas Extraction - 3.59%
 Burlington Resources Inc.,
   8.5%, 10-1-2001 .......................       125      133,360

Paper and Allied Products - 2.72%
 International Paper Company,
   6.875%, 7-1-2000 ......................       100      101,258

Petroleum and Coal Products - 4.30%
 Chevron Corporation,
   8.11%, 12-1-2004 ......................       100      106,159
 Texaco Capital Inc.,
   9.0%, 12-15-99 ........................        50       53,537
   Total .................................                159,696

Railroad Transportation - 2.82%
 Union Pacific Corporation,
   7.875%, 2-15-2002 .....................       100      104,778

Transportation by Air - 2.85%
 Federal Express Corporation,
   10.0%, 9-1-98 .........................       100      105,821

Transportation Equipment - 1.35%
 General Motors Corporation,
   7.625%, 2-15-97 .......................        50       50,104

TOTAL CORPORATE DEBT SECURITIES - 60.80%               $2,259,136
 (Cost: $2,237,770)


               See Notes to Schedules of Investments on page 75.

THE INVESTMENTS OF THE LIMITED-TERM BOND PORTFOLIO
DECEMBER 31, 1996

                                           Principal
                                           Amount in
                                           Thousands        Value

UNITED STATES GOVERNMENT SECURITIES
 Federal National Mortgage Association:
   6.0%, 11-1-2000 .......................      $ 72   $   69,982
   5.0%, 12-25-2001 ......................        29       29,258
   6.5%, 12-1-2010 .......................        99       96,820
   6.0%, 1-1-2011 ........................        93       88,925
   6.5%, 2-1-2011 ........................        94       92,465
   7.0%, 5-1-2011 ........................        97       96,660
   7.0%, 7-1-2011 ........................        96       96,462
   11.0%, 10-1-2020 ......................        33       37,585
   7.0%, 4-1-2026 ........................        99       97,150
 Government National Mortgage Association,
   7.0%, 9-15-2008 .......................        75       75,529
 United States Treasury:
   6.375%, 8-15-2002 .....................       100      100,656
   6.25%, 2-15-2003.......................       100       99,875
   7.25%, 5-15-2004.......................       100      105,219

TOTAL UNITED STATES GOVERNMENT SECURITIES - 29.25%     $1,086,586
 (Cost: $1,082,599)

SHORT-TERM SECURITIES
Depository Institutions - 4.74%
 U.S. Bancorp,
   Master Note ...........................       176      176,000

Food and Kindred Products - 1.53%
 General Mills, Inc.,
   Master Note ...........................        57       57,000

Textile Mill Products - 1.83%
 Sara Lee Corporation,
   Master Note ...........................        68       68,000

TOTAL SHORT-TERM SECURITIES - 8.10%                    $  301,000
 (Cost: $301,000)

TOTAL INVESTMENT SECURITIES - 98.15%                   $3,646,722
 (Cost: $3,621,369)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.85%          68,702

NET ASSETS - 100.00%                                   $3,715,424


               See Notes to Schedules of Investments on page 75.

BOND PORTFOLIO
MANAGER'S LETTER
DECEMBER 31, 1996
---------------------------------------------------------------------------


Dear Policyholder:

     This report relates to the operation of the Bond Portfolio for the fiscal year ended December 31, 1996. The following discussion, graphs and tables provide you with information regarding the Portfolio's performance during that period.

     Fluctuating interest rates throughout much of 1996 had a significant impact on the fixed income market. Although rates were generally only slightly higher at the end of the year than they were at the beginning, interest rate volatility had varying effects on different sectors of the fixed income market. Various domestic political events during 1996 played important roles in the interest rate volatility, including the presidential election, welfare reform legislation and tax reform proposals. Interest rates were also affected during the latter part of the year by foreign investment in U.S. markets and a rise in the value of the U.S. dollar relative to the currency of Japan, Germany and other industrialized nations.

     During 1996, we maintained investment strategies implemented during the prior year designed to respond to prevailing interest rate volatility. The Portfolio's holdings included exposure to a variety of bonds that may be sold back to the issuer prior to maturity at par value. Yields of these bonds tend to be lower than bonds that do not have the _put_ feature, but their prices typically react more favorably to changing interest rates. To balance the effects of these lower yielding bonds, we maintained a material position in higher yielding corporate bonds.

     The strategies and techniques we applied resulted in the Portfolio slightly outperforming the Lehman Brothers Government/Corporate Bond Index charted on the following page. That index reflects the performance of securities that generally represent the bond market.

     In 1997, we expect the volatility in the fixed income market to continue. Declining federal budget deficits and a conservative fiscal outlook at the federal level point towards increased national savings and a continuing revaluation of financial assets. Internationally, free market initiatives should provide increased economic opportunities worldwide for market penetration. We anticipate moderate economic growth and relatively low inflation during 1997. We expect to continue our present strategies in light of the projected market volatility and to search for investments in companies with strong credit experience.

     Thank you very much for your continued support and confidence.

Respectfully,
James C. Cusser
Manager, Bond Portfolio

             Comparison of Change in Value of $10,000 Investment in
                           TMK/United Bond Portfolio
            and The Lehman Brothers Government/Corporate Bond Index

                                            Lehman
                                          Brothers
                                       Government/
                         TMK/United      Corporate
                               Bond           Bond
                          Portfolio          Index
                         ----------    -----------
     07/13/87  Purchase     $10,000       $    ---
     07/31/87                10,070         10,000
     12/31/87                10,331         10,298
     12/31/88                11,131         11,079
     12/31/89                12,449         12,656
     12/31/90                13,325         13,705
     12/31/91                15,482         15,916
     12/31/92                16,670         17,121
     12/31/93                18,730         19,014
     12/31/94                17,624         18,347
     12/31/95                21,246         21,877
     12/31/96                21,892         22,512

+++++ TMK/United Bond Portfolio* -- $21,892
----- Lehman Bros Gov't/Corp Bond Index** -- $22,512

   *The value of the investment in the Fund is impacted by the ongoing expenses of the Fund and assumes reinvestment of dividends and distributions. **Because the Fund commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the Lehman Brothers Government/Corporate Bond Index (including income) are not available, investment in the index was effected as of July 31, 1987.

         Annual Average Total Return+
         ----------------------------
Year Ended
   12/31/96         3.04%
5 Years Ended
   12/31/96         7.44%
9+ Years Ended
   12/31/96++       8.62%

   +Performance data quoted represents past performance. Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.
  ++7-13-87 (the initial offering date) through 12-31-96.

    Past performance is not predictive of future performance. Indexes are unmanaged. Performance data quoted does not take into account any expenses or charges associated with owning a variable life or annuity policy invested in the TMK/United Funds, Inc.

THE INVESTMENTS OF THE BOND PORTFOLIO
DECEMBER 31, 1996
                                           Principal
                                           Amount in
                                           Thousands        Value
CORPORATE DEBT SECURITIES
Amusement and Recreation Services - 2.26%
 MGM Grand Hotel Finance Corp.,
   11.75%, 5-1-99.........................    $2,000 $  2,087,500

Chemicals and Allied Products - 4.28%
 Dow Capital BV,
   9.0%, 5-15-2010 .......................       500      572,970
 Dow Chemical Company (The),
   8.55%, 10-15-2009 .....................     1,000    1,113,840
 Procter & Gamble Company (The),
   8.0%, 9-1-2024 ........................     2,000    2,265,020
   Total .................................              3,951,830

Communication - 10.67%
 Bell Telephone Company of Pennsylvania (The),
   8.35%, 12-15-2030 .....................     1,000    1,175,140
 BellSouth Telecommunications, Inc.,
   5.85%, 11-15-2045 .....................     1,000      984,930
 Cablevision Industries Corporation,
   9.25%, 4-1-2008 .......................     1,000    1,060,610
 Centel Capital Corporation,
   9.0%, 10-15-2019 ......................     1,000    1,185,140
 Continental Cablevision, Inc.,
   8.5%, 9-15-2001 .......................     1,000    1,065,470
 Infinity Broadcasting Corporation,
   10.375%, 3-15-2002 ....................       250      263,750
 Jones Intercable, Inc.,
   9.625%, 3-15-2002 .....................       500      525,000
 Southwestern Bell Telephone Company,
   7.0%, 8-26-2002 .......................     1,000    1,016,440
 Tele-Communications, Inc.,
   6.58%, 2-15-2005 ......................     1,000    1,034,210
 Turner Broadcasting System, Inc.,
   8.375%, 7-1-2013 ......................     1,000    1,020,810
 U S WEST, Inc.,
   8.4%, 9-15-99 .........................       500      523,955
   Total .................................              9,855,455

Depository Institutions - 10.47%
 AmSouth Bancorporation,
   6.75%, 11-1-2025 ......................     1,500    1,478,130
 BarclaysAmerican Corporation,
   9.125%, 12-1-97 .......................       225      230,760
 Chevy Chase Savings Bank, F.S.B.,
   9.25%, 12-1-2005 ......................       500      510,000
 Deutsche Bank Financial Inc.,
   6.7%, 12-13-2006 ......................       750      736,020
 J.P. Morgan & Co. Incorporated,
   7.54%, 1-15-2027 ......................       750      732,968
 Kansallis-Osake-Pankki,
   10.0%, 5-1-2002 .......................     1,000    1,134,900


               See Notes to Schedules of Investments on page 75.

THE INVESTMENTS OF THE BOND PORTFOLIO
DECEMBER 31, 1996

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Depository Institutions (Continued)
 NBD Bank, National Association,
   8.25%, 11-1-2024 ......................    $1,000 $  1,126,190
 NationsBank Corporation,
   8.57%, 11-15-2024 .....................     1,000    1,144,510
 Riggs National Corporation,
   8.5%, 2-1-2006 ........................     1,500    1,567,500
 SouthTrust Bank of Alabama, N.A.:
   5.58%, 2-6-2006 .......................       500      483,340
   7.69%, 5-15-2025 ......................       500      528,215
   Total .................................              9,672,533

Electric, Gas and Sanitary Services - 2.57%
 Arkla, Inc.,
   10.0%, 11-15-2019 .....................       975    1,086,111
 El Paso Electric Company,
   7.25%, 2-1-99 .........................       250      249,385
 Kansas Gas and Electric Company,
   7.6%, 12-15-2003 ......................     1,000    1,037,650
   Total .................................              2,373,146

Fabricated Metal Products - 1.12%
 Mark IV Industries, Inc.,
   8.75%, 4-1-2003 .......................     1,000    1,030,000

Food and Kindred Products - 3.58%
 Coca-Cola Enterprises Inc.:
   0.0%, 6-20-2020 .......................    10,000    1,946,700
   6.7%, 10-15-2036  .....................     1,000    1,009,200
 Nabisco, Inc.,
   6.8%, 9-1-2001 ........................       345      352,659
   Total .................................              3,308,559

General Building Contractors - 0.89%
 Del Webb Corporation,
   10.875%, 3-31-2000 ....................       800      824,000

Health Services - 0.57%
 Tenet Healthcare Corporation,
   8.625%, 12-1-2003 .....................       500      527,500

Hotels and Other Lodging Places - 1.70%
 Marriott International, Inc.,
   7.875%, 4-15-2005 .....................     1,000    1,038,710
 RHG Finance Corporation,
   8.875%, 10-1-2005 .....................       500      528,560
   Total .................................              1,567,270


               See Notes to Schedules of Investments on page 75.

THE INVESTMENTS OF THE BOND PORTFOLIO
DECEMBER 31, 1996

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Industrial Machinery and Equipment - 1.19%
 Joy Technologies Inc.,
   10.25%, 9-1-2003 ......................   $ 1,000 $  1,102,500

Insurance Carriers - 1.76%
 Penn Central Corporation (The),
   10.625%, 4-15-2000 ....................     1,000    1,105,780
 Reliance Group Holdings, Inc.,
   9.0%, 11-15-2000 ......................       500      515,000
   Total .................................              1,620,780

Lumber and Wood Products - 0.25%
 Doman Industries Limited,
   8.75%, 3-15-2004 ......................       250      233,750

Metal Mining - 0.53%
 Noranda Inc.,
   7.0%, 7-15-2005 .......................       500      493,630

Nondepository Institutions - 7.60%
 Associates Corporation of North America,
   7.95%, 2-15-2010 ......................       500      547,385
 Chrysler Financial Corporation,
   12.75%, 11-1-99 .......................     1,000    1,157,770
 Countrywide Mortgage Backed Securities,
   Inc.,
   6.5%, 4-25-2024 .......................     2,000    1,950,460
 DLJ Mortgage Acceptance Corp.,
   6.5%, 4-25-2024 .......................       960      913,281
 General Electric Capital Corporation,
   8.3%, 9-20-2009 .......................       250      278,760
 General Motors Acceptance Corporation,
   8.875%, 6-1-2010 ......................     1,000    1,157,220
 Residential Asset Securities Corporation,
   Mortgage Pass-Through Certificates,
   1995-KS3 Class D,
   8.0%, 10-25-2024 ......................     1,000    1,007,910
   Total .................................              7,012,786


               See Notes to Schedules of Investments on page 75.

THE INVESTMENTS OF THE BOND PORTFOLIO
DECEMBER 31, 1996

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Oil and Gas Extraction - 4.03%
 Anadarko Petroleum Corporation,
   7.25%, 3-15-2025 ......................   $ 1,000 $  1,036,330
 Oryx Energy Company:
   10.0%, 4-1-2001 .......................       400      439,076
   8.375%, 7-15-2004 .....................       500      518,765
 Seagull Energy Corporation,
   7.875%, 8-1-2003 ......................       500      504,375
 Union Texas Petroleum Holdings, Inc.,
   8.25%, 11-15-99 .......................       250      257,777
 YPF Sociedad Anoima,
   8.0%, 2-15-2004 .......................     1,000      965,000
   Total .................................              3,721,323

Paper and Allied Products - 1.67%
 Boise Cascade Office Products Corporation,
   9.875%, 2-15-2001 .....................       500      529,395
 Canadian Pacific Forest Products Ltd.,
   9.25%, 6-15-2002 ......................     1,000    1,015,980
   Total .................................              1,545,375

Petroleum and Coal Products - 0.61%
 Coastal Corporation (The),
   10.375%, 10-1-2000 ....................       500      561,245

Printing and Publishing - 1.72%
 News America Holdings Incorporated,
   9.125%, 10-15-99 ......................       500      533,520
 Viacom International Inc.:
   9.125%, 8-15-99 .......................       500      511,250
   10.25%, 9-15-2001 .....................       500      545,000
   Total .................................              1,589,770

Stone, Clay and Glass Products - 1.16%
 Owens-Corning Fiberglas Corporation,
   8.875%, 6-1-2002 ......................       500      542,195
 USG Corporation,
   9.25%, 9-15-2001 ......................       500      532,500
   Total .................................              1,074,695

Transportation Equipment - 1.53%
 General Motors Corporation,
   8.8%, 3-1-2021 ........................       750      854,857
 McDonnell Douglas Corporation,
   9.25%, 4-1-2002 .......................       500      558,450
   Total .................................              1,413,307


               See Notes to Schedules of Investments on page 75.

THE INVESTMENTS OF THE BOND PORTFOLIO
DECEMBER 31, 1996

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Wholesale Trade -- Durable Goods- 2.86%
 Fisher Scientific International Inc.,
   7.125%, 12-15-2005 ....................   $   900 $    885,564
 Motorola, Inc.,
   8.4%, 8-15-2031 .......................     1,500    1,757,085
   Total .................................              2,642,649

TOTAL CORPORATE DEBT SECURITIES - 63.02%              $58,209,603
 (Cost: $57,018,774)

OTHER GOVERNMENT SECURITIES
Canada - 3.63%
 Hydro Quebec:
   8.05%, 7-7-2024 .......................     1,000    1,099,520
   7.4%, 3-28-2025 .......................     1,000    1,118,440
 Province of Nova Scotia,
   8.25%, 11-15-2019......................     1,000    1,132,270
   Total .................................              3,350,230

Supranational - 1.23%
 Inter-American Development Bank,
   8.4%, 9-1-2009 ........................     1,000    1,141,330

TOTAL OTHER GOVERNMENT SECURITIES - 4.86%            $  4,491,560
 (Cost: $4,270,754)

UNITED STATES GOVERNMENT SECURITIES
 Federal Home Loan Mortgage Corporation:
   6.83%, 7-3-2002 .......................       500      497,030
   7.5%, 2-15-2007 .......................     2,000    2,048,120
   7.5%, 11-15-2017 ......................     1,538    1,573,559
   7.5%, 4-15-2019 .......................     1,383    1,354,979
   7.95%, 12-15-2020 .....................     3,000    3,070,290
 Federal National Mortgage Association,
   7.09%, 4-1-2004 .......................       500      495,470
 Government National Mortgage Association:
   7.5%, 7-15-2023 .......................     2,168    2,181,916
   7.5%, 12-15-2023 ......................     2,279    2,293,496
   8.0%, 9-15-2025 .......................     1,945    2,010,268
   7.75%, 10-15-2031 .....................       320      324,423
 Tennessee Valley Authority,
   5.98%, 4-1-2036 .......................     1,000    1,015,640
 United States Treasury:
   5.5%, 2-28-99 .........................     5,000    4,957,800
   6.75%, 5-31-99 ........................     1,000    1,017,030
   0.0%, 5-15-2007 .......................     3,000    1,531,770

TOTAL UNITED STATES GOVERNMENT SECURITIES - 26.39%    $24,371,791
 (Cost: $24,216,245)


               See Notes to Schedules of Investments on page 75.

THE INVESTMENTS OF THE BOND PORTFOLIO
DECEMBER 31, 1996

                                                            Value

TOTAL SHORT-TERM SECURITIES - 4.28%                   $ 3,950,934
 (Cost: $3,950,934)

TOTAL INVESTMENT SECURITIES - 98.55%                  $91,023,888
 (Cost: $89,456,707)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.45%       1,342,898

NET ASSETS - 100.00%                                  $92,366,786


               See Notes to Schedules of Investments on page 75.

HIGH INCOME PORTFOLIO
MANAGER'S LETTER
DECEMBER 31, 1996
---------------------------------------------------------------------------


Dear Policyholder:

     This report relates to the operation of the High Income Portfolio for the fiscal year ended December 31, 1996. The following discussion, graphs and tables provide you with information regarding the Portfolio's performance during that period.

     1996 was characterized by modest, but steady, economic growth and modest increases in interest rates, but more volatility. The Federal Reserve lowered the discount rate in January of 1996, but did not change interest rates during the remainder of the year. Strong demand for higher yielding securities throughout much of the year positively impacted the Fund. With the relatively low rates available in the high grade bond market, investors turned to the high yield market in increasing numbers. Growing demand resulted in total returns for high yield bonds surpassing those for high grade bonds and a narrowing of the spread between high yield securities and U.S. Treasury securities.

     During the past fiscal year, we lengthened the duration and average maturity of the Portfolio's investments. We also reduced the Portfolio's holdings in the _BB_ rating sector due to the tendency of such investments to underperform during periods when investors are reaching for yield. We reinvested the proceeds in the lower rated _B_ and, occasionally, _CCC_ sectors. Continued economic growth should help companies issuing these securities.

     The strategies and techniques we applied resulted in the performance of the First Boston High Yield Index, charted on the following page, slightly exceeding that of the Portfolio. The First Boston index reflects the performance of securities that generally represent the high-yield bond market.

     In 1997, we expect modest economic growth to continue. While no strong evidence points towards increasing inflation as the year begins, the Federal Reserve has intimated that inflationary signals may be combated with increased interest rates. Apprehension of such a move may lead to volatility in the high yield market, perhaps, however, to a lesser degree than might occur in the U.S. Treasury and high grade bond markets. We will continue to monitor the demand for, and available supply of, high yield instruments and attempt to respond accordingly.

     Thank you very much for your continued support and confidence.

Respectfully,
Louise D. Rieke
Manager, High Income Portfolio

             Comparison of Change in Value of $10,000 Investment in
                        TMK/United High Income Portfolio
                     and The First Boston High Yield Index

                                             First
                                            Boston
                         TMK/United           High
                        High Income          Yield
                          Portfolio          Index
                        -----------         ------
     07/13/87  Purchase     $10,000        $   ---
     07/31/87                10,041         10,000
     12/31/87                 9,954         10,087
     12/31/88                11,461         11,465
     12/31/89                10,980         11,509
     12/31/90                10,164         10,775
     12/31/91                13,639         15,489
     12/31/92                15,779         18,070
     12/31/93                18,605         21,488
     12/31/94                18,130         21,280
     12/31/95                21,426         24,980
     12/31/96                23,925         28,083

+++++ TMK/United High Income Portfolio* -- $23,925
----- First Boston High Yield Index** -- $28,083

   *The value of the investment in the Fund is impacted by the ongoing expenses of the Fund and assumes reinvestment of dividends and distributions. **Because the Fund commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the First Boston High Yield Index (including income) are not available, investment in the index was effected as of July 31, 1987.

         Annual Average Total Return+
         ----------------------------
Year Ended
   12/31/96         11.66%
5 Years Ended
   12/31/96         11.90%
9+ Years Ended
   12/31/96++        9.64%

   +Performance data quoted represents past performance. Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.
  ++7-13-87 (the initial offering date) through 12-31-96.

    Past performance is not predictive of future performance. Indexes are unmanaged. Performance data quoted does not take into account any expenses or charges associated with owning a variable life or annuity policy invested in the TMK/United Funds, Inc.

THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
DECEMBER 31, 1996

                                              Shares        Value

COMMON STOCKS AND WARRANTS
Chemicals and Allied Products - 0.24%
 Carson, Inc.*  ..........................    16,500  $   228,938

Communication - 0.07%
 Heartland Wireless Communications,
   Inc., Warrants (C)* ...................     3,000        3,000
 Microcell Telecommunications Inc.,
   Conditional Warrants (C)* .............     5,000        3,125
 Microcell Telecommunications Inc.,
   Warrants(C)* ..........................     5,000       62,500
   Total .................................                 68,625

General Building Contractors - 0.33%
 Walter Industries, Inc.*  ...............    23,272      325,808

Hotels and Other Lodging Places - 0.71%
 Trump Hotels & Casino Resorts, Inc.*  ...     6,250       75,000
 Wyndham Hotel Corporation*  .............    25,000      615,625
   Total .................................                690,625

Industrial Machinery and Equipment - 0.15%
 Bell & Howell Company*  .................     6,250      148,437

Printing and Publishing - 0.44%
 Knight-Ridder, Inc.  ....................     5,000      191,250
 Tribune Company  ........................     3,000      236,625
   Total .................................                427,875

TOTAL COMMON STOCKS AND WARRANTS - 1.94%..            $ 1,890,308
 (Cost: $1,643,743)

PREFERRED STOCKS
Depository Institutions - 0.57%
 California Federal Bank, F.S.B.  ........     5,000      555,000

Printing and Publishing - 0.48%
 K-III Communications Corporation  .......     5,000      465,000

TOTAL PREFERRED STOCKS - 1.05%                        $ 1,020,000
 (Cost: $1,000,000)

                                           Principal
                                           Amount in
                                           Thousands

CORPORATE DEBT SECURITIES
Agricultural Production -- Crops - 0.54%
 Hines Horticulture, Inc.,
   11.75%, 10-15-2005 ....................    $  500      530,000


               See Notes to Schedules of Investments on page 75.

THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
DECEMBER 31, 1996

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Agricultural Production -- Livestock - 0.31%
 Pilgrim's Pride Corporation,
   10.875%, 8-1-2003 .....................    $  300  $   300,000

Amusement and Recreation Services - 5.49%
 American Skiing Company,
   12.0%, 7-15-2006 (C) ..................       500      528,750
 California Hotel Finance Corporation,
   11.0%, 12-1-2002 ......................     1,500    1,567,500
 Rio Hotel & Casino, Inc.,
   10.625%, 7-15-2005 ....................     1,000    1,067,500
 Showboat Marina Casino Partnership,
   13.5%, 3-15-2003 ......................       500      551,250
 Trump Atlantic City Associates,
   11.25%, 5-1-2006 ......................       500      495,000
 Trump Hotels & Casino Resorts
   Holdings, L.P.,
   15.5%, 6-15-2005 ......................     1,000    1,140,000
   Total .................................              5,350,000

Apparel and Other Textile Products - 2.62%
 CONSOLTEX GROUP INC.,
   11.0%, 10-1-2003 ......................     1,000    1,006,250
 Pillowtex Corporation,
   10.0%, 11-15-2006 (C) .................       500      515,000
 WestPoint Stevens Inc.,
   9.375%, 12-15-2005 ....................     1,000    1,030,000
   Total .................................              2,551,250

Business Services - 4.93%
 Adams Outdoor Advertising Limited Partnership,
   10.75%, 3-15-2006 .....................       750      803,437
 Alvey Systems, Inc.,
   11.375%, 1-31-2003 ....................     1,000    1,042,500
 Heritage Media Corporation,
   8.75%, 2-15-2006 ......................       500      480,000
 Lamar Advertising Company,
   9.625%, 12-1-2006 .....................     1,000    1,032,500
 Scotsman Group, Inc.,
   9.5%, 12-15-2000 ......................       500      512,500
 Shared Technologies Fairchild
   Communications Corp.,
   0.0%, 3-1-2006 (B) ....................       500      417,500
 Universal Outdoor, Inc.,
   9.75%, 10-15-2006 .....................       500      516,250
   Total .................................              4,804,687


               See Notes to Schedules of Investments on page 75.

THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
DECEMBER 31, 1996

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Chemicals and Allied Products - 3.22%
 Dade International Inc.,
   11.125%, 5-1-2006 .....................    $  500  $   542,500
 Freedom Chemical Company,
   10.625%, 10-15-2006 (C) ...............       750      787,500
 Revlon Worldwide Corporation,
   0.0%, 3-15-98 .........................     1,500    1,290,000
 Spinnaker Industries, Inc.,
   10.75%, 10-15-2006 (C) ................       500      517,500
   Total .................................              3,137,500

Communication - 16.52%
 Adelphia Communications Corporation,
   12.5%, 5-15-2002 ......................     1,000    1,025,000
 Allbritton Communications Company,
   9.75%, 11-30-2007 ..................500   485,000
 American Radio Systems Corporation,
   9.0%, 2-1-2006 ........................       750      735,000
 Arch Communications Group, Inc.,
   0.0%, 3-15-2008 (B) ...................     1,000      570,000
 Argyle Television Operations, Inc.,
   9.75%, 11-1-2005 ......................     1,000    1,015,000
 Cablevision Systems Corporation,
   9.875%, 2-15-2013 .....................     1,450    1,428,250
 COMCAST CELLULAR CORPORATION,
   0.0%, 3-5-2000 ........................       500      360,000
 Comcast Corporation,
   9.5%, 1-15-2008 .......................       350      362,250
 Diamond Cable Communications Plc,
   0.0%, 12-15-2005 (B) ..................       500      360,000
 Heartland Wireless Communications, Inc.,
   13.0%, 4-15-2003 ......................       500      497,500
 Infinity Broadcasting Corporation,
   10.375%, 3-15-2002 ....................       500      527,500
 Intermedia Communications of Florida, Inc.,
   0.0%, 5-15-2006 (B) ...................       750      510,000
 MFS Communications Company, Inc.:
   0.0%, 1-15-2004 (B) ...................       500      433,750
   0.0%, 1-15-2006 (B) ...................     1,000      727,500
 Marcus Cable Operating Company, L.P.,
   0.0%, 8-1-2004 (B) ....................     1,500    1,230,000
 Metrocall, Inc.,
   10.375%, 10-1-2007 ....................       500      430,000
 Microcell Telecommunications Inc.,
   0.0%, 6-1-2006 (B) ....................     1,250      696,875
 RSL Communications, Ltd., Units,
   12.25%, 11-15-2006 (C)(D) .............       500      502,500
 Rogers Cantel Inc.,
   9.375%, 6-1-2008 ......................       500      525,000


               See Notes to Schedules of Investments on page 75.

THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
DECEMBER 31, 1996

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Communication (Continued)
 Sprint Spectrum L.P.,
   0.0%, 8-15-2006 (B) ...................    $1,000  $   682,500
 Teleport Communications Group Inc.,
   0.0%, 7-1-2007 (B).....................     1,250      856,250
 USA Mobile Communications, Inc. II,
   9.5%, 2-1-2004 ........................       500      475,000
 Vanguard Cellular Systems, Inc.,
   9.375%, 4-15-2006 .....................       500      507,500
 Videotron Plc,
   0.0%, 8-15-2005 (B) ...................     1,000      805,000
 Wireless One, Inc., Units,
   0.0%, 8-1-2006 (B)(E) .................       750      341,250
   Total .................................             16,088,625

Depository Institutions - 0.58%
 First Nationwide Holdings Inc.,
   12.5%, 4-15-2003 ......................       500      560,000

Eating and Drinking Places - 0.53%
 Foodmaker, Inc.,
   9.25%, 3-1-99 .........................       500      511,250

Electronic and Other Electric Equipment - 1.09%
 Advanced Micro Devices, Inc.,
   11.0%, 8-1-2003 .......................       500      542,500
 Rayovac Corporation,
   10.25%, 11-1-2006 (C) .................       500      516,250
   Total .................................              1,058,750

Engineering and Management Services - 0.74%
 United International Holdings, Inc.,
   0.0%, 11-15-99 ........................     1,000      725,000

Fabricated Metal Products - 2.79%
 Mark IV Industries, Inc.,
   8.75%, 4-1-2003 .......................     1,500    1,545,000
 Nortek, Inc.,
   9.875%, 3-1-2004 ......................       500      505,000
 Silgan Corporation,
   13.25%, 12-15-2002 ....................       139      139,869
 U.S. Can Corporation,
   10.125%, 10-15-2006 (C) ...............       500      525,625
   Total .................................              2,715,494


               See Notes to Schedules of Investments on page 75.

THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
DECEMBER 31, 1996

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Food and Kindred Products - 2.41%
 Dr Pepper Bottling Holdings, Inc.,
   0.0%, 2-15-2003 (B) ...................   $   500 $    470,000
 Specialty Foods Corporation:
   10.25%, 8-15-2001 .....................     1,000      925,000
   11.125%, 10-1-2002 ....................     1,000      950,000
   Total .................................              2,345,000

Food Stores - 5.70%
 Big V Supermarkets, Inc.,
   11.0%, 2-15-2004 ......................       500      462,500
 Bruno's, Inc.,
   10.5%, 8-1-2005 .......................     1,500    1,590,000
 Kroger Co. (The),
   9.75%, 2-15-2004 ......................     1,000    1,060,000
 Penn Traffic Company (The),
   10.375%, 10-1-2004 ....................     1,000      837,500
 Ralphs Grocery Company,
   11.0%, 6-15-2005 ......................     1,000    1,050,000
 Smith's Food & Drug Centers, Inc.,
   11.25%, 5-15-2007 .....................       500      552,500
   Total .................................              5,552,500

Furniture and Fixtures - 1.55%
 Lear Seating Corporation,
   8.25%, 2-1-2002 .......................     1,500    1,511,250

General Building Contractors - 1.82%
 Beazer Homes USA, Inc.,
   9.0%, 3-1-2004 ........................       750      723,750
 NVR L.P.,
   11.0%, 4-15-2003 ......................     1,000    1,050,000
   Total .................................              1,773,750

Health Services - 2.63%
 Abbey Healthcare Group Incorporated,
   9.5%, 11-1-2002 .......................       500      522,500
 Quorum Health Group, Inc.,
   8.75%, 11-1-2005 ......................     1,000    1,025,000
 Regency Health Services, Inc.,
   9.875%, 10-15-2002 ....................     1,000    1,015,000
   Total .................................              2,562,500

Holding and Other Investment Offices - 2.40%
 Grupo Industrial Durango, S.A. de C.V.,
   12.625%, 8-1-2003 .....................     1,000    1,095,000
 LTC Properties, Inc., Convertible,
   8.5%, 1-1-2000 ........................     1,000    1,240,000
   Total .................................              2,335,000


               See Notes to Schedules of Investments on page 75.

THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
DECEMBER 31, 1996
                                           Principal
                                           Amount in
                                           Thousands        Value
CORPORATE DEBT SECURITIES (Continued)
Hotels and Other Lodging Places - 5.88%
 Boyd Gaming Corporation,
   9.25%, 10-1-2003 ......................    $  500 $    490,000
 Casino America, Inc.,
   12.5%, 8-1-2003 .......................       750      710,625
 HMC Acquisition Properties, Inc.,
   9.0%, 12-15-2007 ......................       500      507,500
 Prime Hospitality Corp.,
   9.25%, 1-15-2006 ......................     1,500    1,530,000
 Red Roof Inns, Inc.,
   9.625%, 12-15-2003 ....................       500      500,000
 Showboat, Inc.,
   9.25%, 5-1-2008 .......................     1,000      982,500
 Station Casinos, Inc.,
   10.125%, 3-15-2006 ....................     1,000    1,005,000
   Total .................................              5,725,625

Industrial Machinery and Equipment - 2.44%
 American Standard Inc.,
   9.875%, 6-1-2001 ......................     1,000    1,060,000
 Bell & Howell Company,
   10.75%, 10-1-2002 .....................       750      798,750
 Walbro Corporation,
   9.875%, 7-15-2005 .....................       500      515,000
   Total .................................              2,373,750

Instruments and Related Products - 2.58%
 Cole National Group, Inc.,
   9.875%, 12-31-2006 (C) ................       500      515,000
 IMED Corporation,
   9.75%, 12-1-2006 (C) ..................       500      508,750
 InterCel, Inc., Units,
   0.0%, 2-1-2006 (B)(F) .................         8      444,375
 Maxxim Medical, Inc.,
   10.5%, 8-1-2006 .......................     1,000    1,047,500
   Total .................................              2,515,625

Lumber and Wood Products - 1.08%
 Triangle Pacific Corp.,
   10.5%, 8-1-2003 .......................     1,000    1,055,000

Miscellaneous Retail - 0.50%
 Michaels Stores, Inc.,
   10.875%, 6-15-2006 ....................       500      487,500

Motion Pictures - 1.14%
 MacAndrews & Forbes Group, Incorporated,
   13.0%, 3-1-99 .........................       100      101,125
 Plitt Theatres, Inc.,
   10.875%, 6-15-2004 ....................     1,000    1,007,500
   Total .................................              1,108,625


               See Notes to Schedules of Investments on page 75.

THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
DECEMBER 31, 1996

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Oil and Gas Extraction - 1.62%
 Flores & Rucks, Inc.,
   9.75%, 10-1-2006 ......................    $1,000 $  1,060,000
 Kelley Oil & Gas Corporation,
   10.375%, 10-15-2006 (C) ...............       500      521,250
   Total .................................              1,581,250

Paper and Allied Products - 4.57%
 Asia Pulp & Paper Company Ltd,
   11.75%, 10-1-2005 .....................     1,000    1,072,500
 Container Corporation of America,
   11.25%, 5-1-2004 ......................     1,500    1,627,500
 Fort Howard Corporation,
   11.0%, 1-2-2002 .......................       453      477,611
 Mail-Well Corporation,
   10.5%, 2-15-2004 ......................       500      495,000
 Sweetheart Cup Company, Inc.,
   10.5%, 9-1-2003 .......................       750      780,000
   Total .................................              4,452,611

Personal Services - 0.56%
 Prime Succession Acquisition Corp.,
   10.75%, 8-15-2004 (C) .................       500      542,500

Primary Metal Industries - 1.05%
 Essex Group, Inc.,
   10.0%, 5-1-2003 .......................     1,000    1,025,000

Printing and Publishing - 5.83%
 American Media Operations, Inc.,
   11.625%, 11-15-2004 ...................     1,000    1,075,000
 Big Flower Press, Inc.,
   10.75%, 8-1-2003 ......................       666      700,965
 Jordan Industries, Inc.,
   10.375%, 8-1-2003 .....................     1,500    1,477,500
 K-III Communications Corporation,
   8.5%, 2-1-2006 ........................       500      491,250
 Viacom International, Inc.,
   8.0%, 7-7-2006 ........................     2,000    1,935,000
   Total .................................              5,679,715

Rubber and Miscellaneous Plastics Products - 0.46%
 RBX Corporation,
   11.25%, 10-15-2005 ....................       500      450,000


               See Notes to Schedules of Investments on page 75.

THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
DECEMBER 31, 1996

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Textile Mill Products - 1.09%
 Avondale Mills, Inc.,
   10.25%, 5-1-2006  .....................    $  500 $    515,000
 Collins & Aikman Products Co.,
   11.5%, 4-15-2006 ......................       500      545,000
   Total .................................              1,060,000

Transportation Equipment - 1.62%
 Aetna Industries, Inc.,
   11.875%, 10-1-2006 ....................       500      535,000
 Greenwich Air Services, Inc.,
   10.5%, 6-1-2006 .......................       500      532,500
 Westinghouse Air Brake Company,
   9.375%, 6-15-2005 .....................       500      510,000
   Total .................................              1,577,500

Trucking and Warehousing - 0.54%
 Iron Mountain Incorporated,
   10.125%, 10-1-2006 ....................       500      530,000

Wholesale Trade -- Durable Goods - 2.80%
 E&S Holdings Corporation,
   10.375%, 10-1-2006 (C) ................       500      523,750
 Exide Corporation:
   0.0%, 12-15-2004 (B) ..................       500      460,000
   10.0%, 4-15-2005 ......................       500      518,750
 General Medical Corporation,
   12.125%, 8-15-2005 ....................     1,264    1,223,439
   Total .................................              2,725,939

Wholesale Trade -- Nondurable Goods - 0.57%
 United Stationers Supply Co.,
   12.75%, 5-1-2005 ......................       500      556,250

TOTAL CORPORATE DEBT SECURITIES - 90.20%              $87,859,446
 (Cost: $85,241,309)

TOTAL SHORT-TERM SECURITIES - 4.74%                   $ 4,619,233
 (Cost: $4,619,233)

TOTAL INVESTMENT SECURITIES - 97.93%                  $95,388,987
 (Cost: $92,504,285)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 2.07%       2,017,084

NET ASSETS - 100.00%                                  $97,406,071


               See Notes to Schedules of Investments on page 75.

TMK/UNITED FUNDS, INC.
Notes to Schedules of Investments
*No income dividends were paid during the preceding 12 months.
(A)  Listed on an exchange outside of the United States.
(B) The security does not bear interest for an initial period of time and subsequently becomes interest bearing.
(C)  As of December 31, 1996, the following restricted securities were owned in
     the High Income Portfolio:              Shares/
                              Principal
                   Acquisition  Amount Acquisition  Market
    Security            Date  (in 000's)      Cost   Value
 ----------------  --------------------------------------------
 Heartland Wireless Communications,
    Inc., Warrants     4/20/95     3,000$   18,500    $3,000
 Microcell Telecommunications Inc.,
    Conditional Warrants 6/13/96   5,000       ---     3,125
 Microcell Telecommunications Inc.,
    Warrants           6/13/96     5,000    61,247    62,500
 American Skiing Company,
    12.0%, 7-15-2006   6/25/96    $  500   485,825   528,750
 Cole National Group, Inc.,
    9.875%, 12-31-2006 11/13/96      500   496,250   515,000
 E&S Holdings Corporation,
    10.375%, 10-1-2006 9/24/96       250   250,000   261,875
                       9/25/96       250   254,375   261,875
 Freedom Chemical Company,
    10.625%, 10-15-2006 10/10/96     500   500,000   525,000
                      10/15/96       250   253,438   262,500
 IMED Corporation,
    9.75%, 12-1-2006  11/19/96       500   500,000   508,750
 Kelley Oil & Gas Corporation,
    10.375%, 10-15-2006 10/25/96     500   498,750   521,250
 Pillowtex Corporation,
    10.0%, 11-15-2006  11/6/96       500   500,000   515,000
 Prime Succession Acquisition Corp.,
    10.75%, 8-15-2004  8/13/96       500   500,000   542,500
 RSL Communications, Ltd., Units,
    12.25%, 11-15-2006 9/30/96       500   500,000   502,500
 Rayovac Corporation,
    10.25%, 11-1-2006 10/17/96       500   500,000   516,250
 Spinnaker Industries, Inc.,
    10.75%, 10-15-200610/18/96       500   500,000   517,500
 U.S. Can Corporation,
    10.125%, 10-15-2006 10/10/96     500   500,000   525,625
                                        --------------------
                                        $6,318,385$6,573,000
                                        ====================
     The total market value of restricted securities represents approximately 6.75% of the total net assets in the High Income Portfolio at December 31, 1996.

TMK/UNITED FUNDS, INC.
Notes to Schedules of Investments
 (D) Each Unit consists of one 12.25% senior note due 2006 and one warrant to purchase Class A common stock.
 (E) Each Unit consists of $1,000 principal amount of 13.5% senior discount notes due
     2006 and one warrant to  purchase 2.274 shares of common stock.
 (F) Each Unit consists of 10 senior discount notes due 2-1-2006 and 32 warrants.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

TMK/UNITED FUNDS, INC.
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996

                                  Growth         Income  International
                               Portfolio      Portfolio      Portfolio
Assets                       -----------     ----------    -----------
 Investment securities--at
   value (Notes 1 and 3)    $512,448,451   $463,979,407    $80,225,093
 Cash   .................         13,765          5,243          5,496
 Receivables:
   Investment securities
    sold  ...............            ---            ---            ---
   Fund shares sold .....        199,072        167,322         61,374
   Dividends and interest        578,733        431,588        100,691
 Prepaid insurance
   premium ..............          3,137          2,095            575
                            ------------    -----------     ----------
    Total assets  .......    513,243,158    464,585,655     80,393,229
Liabilities                 ------------   ------------    -----------
 Payable for investment
   securities purchased .            ---      2,141,771        525,759
 Payable for Fund shares
   redeemed .............         60,077         34,968          3,217
 Accrued accounting
   services fee (Note 2).          5,000          5,000          2,500
 Other  .................         15,391         12,496         12,300
                            ------------   ------------    -----------
    Total liabilities  ..         80,468      2,194,235        543,776
                            ------------   ------------    -----------
      Total net assets ..   $513,162,690   $462,391,420    $79,849,453
Net Assets                  ============   ============    ===========
 $0.01 par value capital stock
   Capital stock ........   $    755,015   $    456,129    $   133,104
   Additional paid-in
    capital  ............    482,465,582    321,429,249     70,594,734
 Accumulated undistributed gain (loss):
   Accumulated undistributed
    net investment income            ---            ---            ---
   Accumulated undistributed
    net realized loss
    on investment
    transactions  .......            ---            ---     (1,248,302)
   Net unrealized appreciation
    of investments at end
    of period  ..........     29,942,093    140,506,042     10,369,917
                            ------------   ------------    -----------
    Net assets applicable to
      outstanding units
      of capital ........   $513,162,690   $462,391,420    $79,849,453
                            ============   ============    ===========
Net asset value, redemption
 and offering price per share    $6.7967       $10.1373        $5.9990
                                 =======       ========        =======
Capital shares outstanding    75,501,538     45,612,852     13,310,431
Capital shares authorized    100,000,000    100,000,000    100,000,000
                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996
                                                                 Asset
                               Small Cap       Balanced       Strategy
                               Portfolio      Portfolio      Portfolio
Assets                      ------------   ------------    -----------
 Investment securities--at
   value (Notes 1 and 3).    $97,315,515    $42,026,516     $8,384,830
 Cash   .................          4,758          2,272          5,737
 Receivables:
   Investment securities
    sold  ...............        782,167            ---            ---
   Fund shares sold .....         92,768         60,098            439
   Dividends and interest        103,602        348,272         83,492
 Prepaid insurance
   premium ..............            600            350            145
                             -----------    -----------     ----------
    Total assets  .......     98,299,410     42,437,508      8,474,643
Liabilities                  -----------   ------------     ----------
 Payable for investment
   securities purchased .        881,250            ---            ---
 Payable for Fund shares
   redeemed .............          4,188          7,152            ---
 Accrued accounting
   services fee (Note 2)           2,500          1,667            ---
 Other  .................          3,182          1,631            445
                             -----------    -----------     ----------
    Total liabilities  ..        891,120         10,450            445
                             -----------    -----------     ----------
      Total net assets ..    $97,408,290    $42,427,058     $8,474,198
Net Assets                   ===========    ===========     ==========
 $0.01 par value capital stock
   Capital stock ........    $   121,492    $    68,467     $   16,505
   Additional paid-in
    capital  ............     88,162,423     38,883,605      8,346,900
 Accumulated undistributed gain (loss):
   Accumulated undistributed
    net investment income            ---            ---            ---
   Accumulated undistributed
    net realized loss
    on investment
    transactions  .......            ---            ---        (46,572)
   Net unrealized appreciation
    of investments at end
    of period  ..........      9,124,375      3,474,986         157,365
                             -----------    -----------     ----------
    Net assets applicable to
      outstanding units
      of capital ........    $97,408,290    $42,427,058     $8,474,198
                             ===========    ===========     ==========
Net asset value, redemption
 and offering price per share    $8.0176        $6.1967        $5.1343
                                 =======        =======        =======
Capital shares outstanding    12,149,248      6,846,695      1,650,512
Capital shares authorized    100,000,000     50,000,000    100,000,000
                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996

                            Money Market   Limited-Term           Bond
                               Portfolio Bond Portfolio      Portfolio
Assets                     -------------   ------------    -----------
 Investment securities--at
   value (Notes 1 and 3).    $34,563,968     $3,646,722    $91,023,888
 Cash   .................          3,157          2,548          4,462
 Receivables:
   Investment securities
    sold  ...............            ---            ---            ---
   Fund shares sold .....      2,671,382            ---         59,499
   Dividends and interest        227,123         66,241      1,348,197
 Prepaid insurance
   premium ..............            968            145          1,111
                             -----------     ----------     ----------
    Total assets  .......     37,466,598      3,715,656     92,437,157
Liabilities                  -----------     ----------    -----------
 Payable for investment
   securities purchased .            ---            ---            ---
 Payable for Fund shares
   redeemed .............        206,275            ---         65,440
 Accrued accounting
   services fee (Note 2).          1,667            ---          2,500
 Other  .................          1,054            232          2,431
                             -----------     ----------    -----------
    Total liabilities  ..        208,996            232         70,371
                             -----------     ----------    -----------
      Total net assets ..    $37,257,602     $3,715,424    $92,366,786
Net Assets                   ===========     ==========    ===========
 $0.01 par value capital stock
   Capital stock ........    $   372,576     $    7,195    $   177,614
   Additional paid-in
    capital  ............     36,885,026      3,682,876     93,241,722
 Accumulated undistributed gain (loss):
   Accumulated undistributed
    net investment income            ---            ---            ---
   Accumulated undistributed
    net realized loss
    on investment
    transactions  .......            ---            ---     (2,619,731)
   Net unrealized appreciation
    of investments at end
    of period  ..........            ---         25,353      1,567,181
                             -----------     ----------    -----------
    Net assets applicable to
      outstanding units
      of capital ........    $37,257,602     $3,715,424    $92,366,786
                             ===========     ==========    ===========
Net asset value, redemption
 and offering price per share    $1.0000        $5.1639        $5.2004
                                 =======        =======        =======
Capital shares outstanding    37,257,602        719,500     17,761,447
Capital shares authorized    200,000,000     50,000,000    100,000,000
                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996

                             High Income
                               Portfolio
Assets                     -------------
 Investment securities--at
   value (Notes 1 and 3).    $95,388,987
 Cash   .................          3,557
 Receivables:
   Investment securities
    sold  ...............            ---
   Fund shares sold .....         81,991
   Dividends and interest      2,035,604
 Prepaid insurance
   premium ..............          1,281
                             -----------
    Total assets  .......     97,511,420
Liabilities                  -----------
 Payable for investment
   securities purchased .            ---
 Payable for Fund shares
   redeemed .............        100,021
 Accrued accounting
   services fee (Note 2)           2,500
 Other  .................          2,828
                             -----------
    Total liabilities  ..        105,349
                             -----------
      Total net assets ..    $97,406,071
Net Assets                   ===========
 $0.01 par value capital stock
   Capital stock ........    $   212,908
   Additional paid-in
    capital  ............     94,545,977
 Accumulated undistributed gain (loss):
   Accumulated undistributed
    net investment income            ---
   Accumulated undistributed
    net realized loss
    on investment
    transactions  .......       (237,516)
   Net unrealized appreciation
    of investments at end
    of period  ..........      2,884,702
                             -----------
    Net assets applicable to
      outstanding units
      of capital ........    $97,406,071
                             ===========
Net asset value, redemption
 and offering price per share    $4.5750
                                 =======
Capital shares outstanding    21,290,838
Capital shares authorized    100,000,000
                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF OPERATIONS
For the Fiscal Year Ended DECEMBER 31, 1996

                                  Growth         Income  International
                               Portfolio      Portfolio      Portfolio
                              ----------     ----------     ----------
Investment Income
 Income (Note 1B):
   Interest .............    $ 2,967,518    $ 1,189,162     $  768,107
   Dividends ............      7,032,017      5,508,654        778,353
                             -----------    -----------     ----------
    Total income               9,999,535      6,697,816      1,546,460
                             -----------    -----------     ----------
 Expenses (Note 2):
   Investment management
    fee  ................      3,238,802      2,772,236        513,923
   Accounting services
    fee  ................         60,000         59,167         30,000
   Custodian fees .......         37,764         19,618         82,193
   Audit fees ...........         12,608         10,257          5,240
   Legal fees ...........         10,474          9,018          2,024
   Other ................         20,632         18,036          3,175
                             -----------    -----------     ----------
    Total expenses  .....      3,380,280      2,888,332        636,555
                             -----------    -----------     ----------
      Net investment income    6,619,255      3,809,484        909,905
                             -----------    -----------     ----------
Realized and Unrealized Gain (Loss)
 on Investments (Notes 1 and 3)
 Realized net gain (loss)
   on securities ........     51,959,601      7,401,806       (973,393)
 Realized net gain (loss)
   on foreign currency
   transactions .........          1,777            ---        (63,943)
                             -----------    -----------     ----------
   Realized net gain (loss)
    on investments  .....     51,961,378      7,401,806     (1,037,336)
 Unrealized appreciation
   (depreciation) in value
   of investments during
   the period ...........     (3,365,641)    60,154,057      9,364,785
                             -----------    -----------     ----------
    Net gain (loss) on
      investments .......     48,595,737     67,555,863      8,327,449
                             -----------    -----------     ----------
      Net increase
       in net assets
       resulting from
       operations  ......    $55,214,992    $71,365,347     $9,237,354
                             ===========    ===========     ==========


                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF OPERATIONS
For the Fiscal Year Ended DECEMBER 31, 1996

                               Small Cap       Balanced Asset Strategy
                               Portfolio      Portfolio      Portfolio
                              ----------     ----------     ----------
Investment Income
 Income (Note 1B):
   Interest .............     $  928,415     $  870,557       $339,073
   Dividends ............          6,825        383,567         18,744
                              ----------     ----------       --------
    Total income  .......        935,240      1,254,124        357,817
                              ----------     ----------       --------
 Expenses (Note 2):
   Investment management
    fee  ................        689,578        194,884         59,397
   Accounting services
    fee  ................         30,000         19,167            ---
   Custodian fees .......          6,755          4,259          3,647
   Audit fees ...........          5,303          5,093          4,982
   Legal fees ...........          1,902            722            207
   Other ................          3,700          1,703            325
                              ----------     ----------       --------
    Total expenses  .....        737,238        225,828         68,558
                              ----------     ----------       --------
      Net investment income      198,002      1,028,296        289,259
                              ----------     ----------       --------
Realized and Unrealized Gain (Loss)
 on Investments (Notes 1 and 3)
 Realized net gain (loss)
   on securities ........      3,641,030      1,315,431        (46,572)
 Realized net gain (loss)
   on foreign currency
   transactions .........            ---          1,290           (128)
                              ----------     ----------       --------
   Realized net gain (loss)
    on investments  .....      3,641,030      1,316,721        (46,700)
 Unrealized appreciation
   (depreciation) in value
   of investments during
   the period ...........        172,785      1,209,473        211,346
                              ----------     ----------       --------
    Net gain (loss) on
      investments .......      3,813,815      2,526,194        164,646
                              ----------     ----------       --------
      Net increase
       in net assets
       resulting from
       operations  ......     $4,011,817     $3,554,490       $453,905
                              ==========     ==========       ========


                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF OPERATIONS
For the Fiscal Year Ended DECEMBER 31, 1996

                            Money Market   Limited-Term           Bond
                               Portfolio Bond Portfolio      Portfolio
                         ---------------     ----------     ----------
Investment Income
 Income (Note 1B):
   Interest .............     $1,980,105       $218,628     $6,148,572
   Dividends ............            ---            ---            ---
                              ----------       --------     ----------
    Total income  .......      1,980,105        218,628      6,148,572
                              ----------       --------     ----------
 Expenses (Note 2):
   Investment management
    fee  ................        181,734         18,112        469,708
   Accounting services
    fee  ................         20,000            ---         30,000
   Custodian fees .......          5,502          1,361          6,481
   Audit fees ...........          5,136          4,965          5,874
   Legal fees ...........          7,482             75          1,984
   Other ................          2,149            316          4,839
                              ----------       --------     ----------
    Total expenses  .....        222,003         24,829        518,886
                              ----------       --------     ----------
      Net investment income    1,758,102        193,799      5,629,686
                              ----------       --------     ----------
Realized and Unrealized Gain (Loss)
 on Investments (Notes 1 and 3)
 Realized net gain (loss)
   on securities ........            ---            848        (16,696)
 Realized net gain (loss)
   on foreign currency
   transactions .........            ---            ---         50,409
                              ----------       --------     ----------
   Realized net gain (loss)
    on investments  .....            ---            848         33,713
 Unrealized appreciation
   (depreciation) in value
   of investments during
   the period ...........            ---        (66,484)    (2,694,467)
                              ----------       --------     ----------
    Net gain (loss) on
      investments .......            ---        (65,636)    (2,660,754)
                              ----------       --------     ----------
      Net increase
       in net assets
       resulting from
       operations  ......     $1,758,102       $128,163     $2,968,932
                              ==========       ========    ===========


                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF OPERATIONS
For the Fiscal Year Ended DECEMBER 31, 1996

                             High Income
                               Portfolio
                         ---------------
Investment Income
 Income (Note 1B):
   Interest .............    $ 8,733,322
   Dividends ............        125,386
                              ----------
    Total income  .......      8,858,708
                              ----------
 Expenses (Note 2):
   Investment management
    fee  ................        590,009
   Accounting services
    fee  ................         30,000
   Custodian fees .......          6,361
   Audit fees ...........          5,875
   Legal fees ...........          2,042
   Other ................          4,862
                              ----------
    Total expenses  .....        639,149
                              ----------
      Net investment income    8,219,559
                              ----------
Realized and Unrealized Gain (Loss)
 on Investments (Notes 1 and 3)
 Realized net gain (loss)
   on securities ........      2,951,518
 Realized net gain (loss)
   on foreign currency
   transactions .........            ---
                              ----------
   Realized net gain (loss)
    on investments  .....      2,951,518
 Unrealized appreciation
   (depreciation) in value
   of investments during
   the period ...........       (486,973)
                              ----------
    Net gain (loss) on
      investments .......      2,464,545
                              ----------
      Net increase
       in net assets
       resulting from
       operations  ......    $10,684,104
                             ===========


                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
For the Fiscal Year Ended DECEMBER 31, 1996

                                  Growth         Income  International
                               Portfolio      Portfolio      Portfolio
                             -----------    -----------    -----------
Increase in Net Assets
 Operations:
   Net investment
    income  .............   $  6,619,255   $  3,809,484    $   909,905
   Realized net gain (loss)
    on investments  .....     51,961,378      7,401,806     (1,037,336)
   Unrealized appreciation
    (depreciation)  .....     (3,365,641)    60,154,057      9,364,785
                            ------------   ------------    -----------
    Net increase
      in net assets
      resulting from
      operations.........     55,214,992     71,365,347      9,237,354
                            ------------   ------------    -----------
 Dividends to shareholders (Note 1E):*
   From net investment
    income  .............     (6,621,032)    (3,809,484)      (845,962)
   From realized gains
    on securities
    transactions  .......    (51,959,601)    (7,400,042)      (169,132)
   In excess of realized
    gains  ..............            ---            ---            ---
                            ------------   ------------    -----------
                             (58,580,633)   (11,209,526)    (1,015,094)
                            ------------   ------------    -----------
 Capital share
   transactions** .......     97,702,647     71,041,567     21,430,848
                            ------------   ------------    -----------
      Total increase ....     94,337,006    131,197,388     29,653,108
Net Assets
 Beginning of period  ...    418,825,684    331,194,032     50,196,345
                            ------------   ------------    -----------
 End of period  .........   $513,162,690   $462,391,420    $79,849,453
                            ============   ============    ===========
   Undistributed net
    investment income  ..           $---           $---           $---
                              ==========     ==========       ========
                 *See "Financial Highlights" on pages 84 - 93.
**Shares issued from sale
 of shares  .............     10,798,375      9,532,901      4,545,608
Shares issued from reinvest-
 ment of dividends and/or
 distributions ..........      8,618,982      1,105,770        169,211
Shares redeemed .........     (5,273,088)    (3,201,312)      (913,129)
                               ---------      ---------      ---------
Increase in outstanding
 capital shares .........     14,144,269      7,437,359      3,801,690
                               =========      =========      =========
Value issued from sale
 of shares  .............    $76,770,633   $ 90,220,484   $ 25,545,695
Value issued from reinvest-
 ment of dividends and/or
 distributions ..........     58,580,633     11,209,526      1,015,094
Value redeemed ..........    (37,648,619)   (30,388,443)    (5,129,941)
        .................    -----------    -----------    -----------
Increase in
 outstanding capital  ...    $97,702,647    $71,041,567    $21,430,848
                             ===========    ===========    ===========

                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
For the Fiscal Year Ended DECEMBER 31, 1996

                               Small Cap       Balanced Asset Strategy
                               Portfolio      Portfolio      Portfolio
                             -----------    -----------    -----------
Increase in Net Assets
 Operations:
   Net investment
    income  .............    $   198,002    $ 1,028,296     $  289,259
   Realized net gain (loss)
    on investments  .....      3,641,030      1,316,721        (46,700)
   Unrealized appreciation
    (depreciation)  .....        172,785      1,209,473        211,346
                             -----------    -----------     ----------
    Net increase
      in net assets
      resulting from
      operations.........      4,011,817      3,554,490        453,905
                             -----------    -----------     ----------
 Dividends to shareholders (Note 1E):*
   From net investment
    income  .............       (198,002)    (1,029,586)      (289,131)
   From realized gains
    on securities
    transactions  .......     (3,641,030)            ---           ---
   In excess of realized
    gains  ..............            ---     (1,315,431)           ---
                             -----------    -----------     ----------
                              (3,839,032)    (2,345,017)      (289,131)
                             -----------    -----------     ----------
 Capital share
   transactions** .......     41,644,058     17,614,713      3,965,482
                             -----------    -----------     ----------
      Total increase ....     41,816,843     18,824,186      4,130,256
Net Assets
 Beginning of period  ...     55,591,447     23,602,872      4,343,942
                             -----------    -----------     ----------
 End of period  .........    $97,408,290    $42,427,058     $8,474,198
                             ===========    ===========     ==========
   Undistributed net
    investment income   .           $---           $---           $---
                                 =======       ========       ========
                 *See "Financial Highlights" on pages 84 - 93.
**Shares issued from sale
 of shares  .............      5,458,630      2,884,829      1,038,946
Shares issued from reinvest-
 ment of dividends and/or
 distributions ..........        478,826        378,430         56,314
Shares redeemed .........     (1,014,254)      (417,037)      (311,169)
                              ----------      ---------      ---------
Increase in outstanding
 capital shares .........      4,923,202      2,846,222        784,091
                               =========      =========      =========
Value issued from sale
 of shares  .............    $46,147,982    $17,870,938     $5,287,460
Value issued from reinvest-
 ment of dividends and/or
 distributions ..........      3,839,032      2,345,016        289,131
Value redeemed ..........     (8,342,956)    (2,601,241)    (1,611,109)
                             -----------    -----------    -----------
Increase in
 outstanding capital  ...    $41,644,058    $17,614,713     $3,965,482
                             ===========    ===========     ==========


                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
For the Fiscal Year Ended DECEMBER 31, 1996

                            Money Market   Limited-Term           Bond
                               Portfolio Bond Portfolio      Portfolio
                          --------------    -----------    -----------
Increase in Net Assets
 Operations:
   Net investment
    income  .............    $ 1,758,102     $  193,799    $ 5,629,686
   Realized net gain (loss)
    on investments  .....            ---            848         33,713
   Unrealized appreciation
    (depreciation)  .....            ---        (66,484)    (2,694,467)
                             -----------     ----------    -----------
    Net increase
      in net assets
      resulting from
      operations.........      1,758,102        128,163      2,968,932
                             -----------     ----------    -----------
 Dividends to shareholders (Note 1E):*
   From net investment
    income  .............     (1,758,102)      (193,799)    (5,680,095)
   From realized gains
    on securities
    transactions  .......            ---           (848)           ---
   In excess of realized
    gains  ..............            ---            ---            ---
                             -----------     ----------    -----------
                              (1,758,102)      (194,647)    (5,680,095)
                             -----------     ----------    -----------
 Capital share
   transactions** .......        385,358        928,429      6,508,442
                             -----------     ----------    -----------
      Total increase ....        385,358        861,945      3,797,279
Net Assets
 Beginning of period  ...     36,872,244      2,853,479     88,569,507
                             -----------     ----------    -----------
 End of period  .........    $37,257,602     $3,715,424    $92,366,786
                             ===========     ==========    ===========
   Undistributed net
    investment income  ..           $---           $---           $---
                                    ====        =======     ==========
                 *See "Financial Highlights" on pages 84 - 93.
**Shares issued from sale
 of shares  .............    217,565,342        223,662      2,284,864
Shares issued from reinvest-
 ment of dividends and/or
 distributions ..........      1,758,186         37,694      1,092,242
Shares redeemed .........   (218,938,170)       (85,156)    (2,142,176)
                             -----------        -------      ---------
Increase in outstanding
 capital shares .........        385,358        176,200      1,234,930
                             ===========        =======      =========
Value issued from sale
 of shares  .............   $217,565,342     $1,180,216    $12,180,349
Value issued from reinvest-
 ment of dividends and/or
 distributions ..........      1,758,186        194,647      5,680,095
Value redeemed ..........   (218,938,170)      (446,434)   (11,352,002)
                             -----------     ----------    -----------
Increase in
 outstanding capital  ...   $    385,358     $  928,429    $ 6,508,442
                             ===========     ==========    ===========


                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
For the Fiscal Year Ended DECEMBER 31, 1996

                             High Income
                               Portfolio
                             -----------
Increase in Net Assets
 Operations:
   Net investment
    income  .............    $ 8,219,559
   Realized net gain (loss)
    on investments  .....      2,951,518
   Unrealized appreciation
    (depreciation)  .....       (486,973)
                              ----------
    Net increase
      in net assets
      resulting from
      operations.........     10,684,104
                              ----------
 Dividends to shareholders (Note 1E):*
   From net investment
    income  .............     (8,219,559)
   From realized gains
    on securities
    transactions  .......            ---
   In excess of realized
    gains  ..............            ---
                             -----------
                              (8,219,559)
                             -----------
 Capital share
   transactions** .......      8,255,333
                             -----------
      Total increase ....     10,719,878
Net Assets
 Beginning of period  ...     86,686,193
                             -----------
 End of period  .........    $97,406,071
                             ===========
   Undistributed net
    investment income  ..           $---
                              ==========
                 *See "Financial Highlights" on pages 84 - 93.
**Shares issued from sale
 of shares  .............      2,475,713
Shares issued from reinvest-
 ment of dividends and/or
 distributions ..........      1,796,625
Shares redeemed .........     (2,484,538)
                               ---------
Increase in outstanding
 capital shares .........      1,787,800
                               =========
Value issued from sale
 of shares  .............    $11,575,727
Value issued from reinvest-
 ment of dividends and/or
 distributions ..........      8,219,560
Value redeemed ..........    (11,539,954)
                             -----------
Increase in
 outstanding capital  ...    $ 8,255,333
                             ===========

                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
For the Period Ended DECEMBER 31, 1995

                                  Growth         Income  International
                               Portfolio      Portfolio      Portfolio
                             -----------    -----------    -----------
Increase in Net Assets
 Operations:
   Net investment
    income  .............   $  4,620,896   $  3,112,227    $   791,682
   Realized net gain (loss)
    on investments  .....     64,283,233      5,870,913       (155,262)
   Unrealized appreciation
    (depreciation)  .....     42,925,336     63,977,939      1,669,228
                            ------------   ------------    -----------
    Net increase in net
      assets resulting
      from operations....    111,829,465     72,961,079      2,305,648
                            ------------   ------------    -----------
 Dividends to shareholders (Note 1E):*
   From net investment
    income  .............     (4,621,508)    (3,112,674)      (721,188)
   From realized gains
    on securities
    transactions  .......    (64,282,621)    (5,407,615)           ---
   In excess of realized
    gains  ..............           ----         (1,764)           ---
                            ------------   ------------    -----------
                             (68,904,129)    (8,522,053)      (721,188)
                            ------------   ------------    -----------
 Capital share
   transactions** .......     99,163,713     47,981,404     22,592,251
                            ------------   ------------    -----------
      Total increase ....    142,089,049    112,420,430     24,176,711
Net Assets
 Beginning of period  ...    276,736,635    218,773,602     26,019,634
                            ------------   ------------    -----------
 End of period  .........   $418,825,684   $331,194,032    $50,196,345
                            ============   ============    ===========
   Undistributed net
    investment income  ..           $---           $---           $---
                                    ====           ====           ====
                 *See "Financial Highlights" on pages 84 - 93.
**Shares issued from sale
 of shares  .............      8,244,920      7,529,946      5,011,325
Shares issued from reinvest-
 ment of dividends and/or
 distributions  .........     10,094,216        982,290        136,620
Shares redeemed .........     (3,897,735)    (2,657,368)      (850,796)
                              ----------      ---------      ---------
Increase in outstanding
 capital shares .........     14,441,401      5,854,868      4,297,149
                              ==========      =========      =========
Value issued from sale
 of shares  .............    $57,245,750    $60,548,279    $26,298,441
Value issued from reinvest-
 ment of dividends and/or
 distributions  .........     68,904,129      8,522,053        721,188
Value redeemed ..........    (26,986,166)   (21,088,928)    (4,427,378)
                             -----------    -----------    -----------
Increase in
 outstanding capital  ...    $99,163,713    $47,981,404    $22,592,251
                             ===========    ===========    ===========


                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
For the Period Ended DECEMBER 31, 1995

                               Small Cap       Balanced Asset Strategy
                               Portfolio      Portfolio      Portfolio
                             -----------    -----------    -----------
Increase in Net Assets
 Operations:
   Net investment income     $   625,470    $   511,312     $   60,277
   Realized net gain (loss)
    on investments  .....      1,011,622        375,170          4,660
   Unrealized appreciation
    (depreciation)  .....      7,643,311      2,500,947        (53,981)
                             -----------    -----------     ----------
    Net increase in net
      assets resulting
      from operations....      9,280,403      3,387,429         10,956
                             -----------    -----------     ----------
 Dividends to shareholders (Note 1E):*
   From net investment
    income  .............       (625,470)      (511,312)       (59,911)
   From realized gains
    on securities
    transactions  .......     (1,011,622)      (371,952)        (5,026)
   In excess of realized
    gains  ..............           ----            ---            ---
                             -----------    -----------     ----------
                              (1,637,092)      (883,264)       (64,937)
                             -----------    -----------     ----------
 Capital share
   transactions** .......     31,867,974     12,427,639      4,397,923
                             -----------    -----------     ----------
    Total increase   ....     39,511,285     14,931,804      4,343,942
Net Assets
 Beginning of period  ...     16,080,162      8,671,068            ---
                             -----------    -----------     ----------
 End of period  .........    $55,591,447    $23,602,872     $4,343,942
                             ===========    ===========     ==========
   Undistributed net
    investment income  ..           $---           $---           $---
                                    ====           ====           ====
                 *See "Financial Highlights" on pages 84 - 93.
**Shares issued from sale
 of shares  .............      4,818,197      2,264,439        876,052
Shares issued from reinvest-
 ment of dividends and/or
 distributions  .........        212,809        149,718         12,955
Shares redeemed .........       (488,640)      (170,404)       (22,586)
                               ---------      ---------        -------
Increase in outstanding
   capital shares........      4,542,366      2,243,753        866,421
                               =========      =========        =======
Value issued from sale
 of shares  .............    $33,624,752    $12,476,652     $4,448,147
Value issued from reinvest-
 ment of dividends and/or
 distributions  .........      1,637,092        883,263         64,938
Value redeemed ..........     (3,393,870)      (932,276)      (115,162)
                             -----------    -----------     ----------
Increase in
 outstanding capital  ...    $31,867,974    $12,427,639     $4,397,923
                             ===========    ===========     ==========


                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
For the Period Ended DECEMBER 31, 1995

                            Money Market   Limited-Term           Bond
                               Portfolio Bond Portfolio      Portfolio
                          --------------    -----------    -----------
Increase in Net Assets
 Operations:
   Net investment income     $ 1,574,075     $  144,743    $ 5,511,692
   Realized net gain (loss)
    on investments  .....            ---         10,804        882,169
   Unrealized appreciation
    (depreciation)  .....            ---        139,524      8,857,982
                             -----------     ----------    -----------
    Net increase in net
      assets resulting
      from operations....      1,574,075        295,071     15,251,843
                             -----------     ----------    -----------
 Dividends to shareholders (Note 1E):*
   From net investment
    income  .............     (1,574,075)      (144,743)    (5,517,200)
   From realized gains
    on securities
    transactions  .......            ---        (10,804)           ---
   In excess of realized
    gains  ..............           ----            ---            ---
                             -----------     ----------    -----------
                              (1,574,075)      (155,547)    (5,517,200)
 Capital share
   transactions**........      6,059,981      1,068,809      4,818,014
                             -----------     ----------    -----------
    Total increase  .....      6,059,981      1,208,333     14,552,657
Net Assets
 Beginning of period  ...     30,812,263      1,645,146     74,016,850
                             -----------     ----------    -----------
 End of period  .........    $36,872,244     $2,853,479    $88,569,507
                             ===========     ==========    ===========
   Undistributed net
    investment income  ..           $---           $---           $---
                                    ====           ====           ====
                 *See "Financial Highlights" on pages 84 - 93.
**Shares issued from sale
 of shares  .............    169,760,641        294,605      1,918,955
Shares issued from reinvest-
 ment of dividends and/or
 distributions  .........      1,573,890         29,626      1,029,828
Shares redeemed .........   (165,274,550)      (119,359)    (2,040,023)
                             -----------        -------      ---------
Increase in outstanding
 capital shares  ........      6,059,981        204,872        908,760
                             ===========        =======      =========
Value issued from sale
 of shares  .............   $169,760,641     $1,551,139     $9,976,902
Value issued from reinvest-
 ment of dividends and/or
 distributions  .........      1,573,890        155,548      5,517,200
Value redeemed ..........   (165,274,550)      (637,878)   (10,676,088)
                            ------------     ----------     ----------
Increase in
 outstanding capital  ...   $  6,059,981     $1,068,809     $4,818,014
                            ============     ==========     ==========


                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
For the Period Ended DECEMBER 31, 1995


                             High Income
                               Portfolio
                             -----------
Increase in Net Assets
 Operations:
   Net investment income     $ 7,429,973
   Realized net gain (loss)
    on investments  .....     (1,443,930)
   Unrealized appreciation
    (depreciation)  .....      7,364,701
                             -----------
    Net increase in net
      assets resulting
      from operations....     13,350,744
                             -----------
 Dividends to shareholders (Note 1E):*
   From net investment
    income  .............     (7,429,973)
   From realized gains
    on securities
    transactions  .......            ---
   In excess of realized
    gains  ..............            ---
                             -----------
                              (7,429,973)
                             -----------
 Capital share
   transactions**........      8,121,747
                             -----------
    Total increase  .....     14,042,518
Net Assets
 Beginning of period  ...     72,643,675
                             -----------
 End of period  .........    $86,686,193
                             ===========
   Undistributed net
    investment income  ..           $---
                                    ====
                 *See "Financial Highlights" on pages 84 - 93.
**Shares issued from sale
 of shares  .............      2,353,273
Shares issued from reinvest-
 ment of dividends and/or
 distributions  .........      1,672,287
Shares redeemed .........     (2,189,523)
        .................      ---------
Increase in outstanding
 capital shares  ........      1,836,037
        .................      =========
Value issued from sale
 of shares  .............    $10,517,788
Value issued from reinvest-
 ment of dividends and/or
 distributions  .........      7,429,973
Value redeemed ..........     (9,826,014)
        .................    -----------
Increase in
 outstanding capital  ...    $ 8,121,747
        .................    ===========


                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
THE GROWTH PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:

                                For the fiscal year ended December 31,
                               -----------------------------------------
                                 1996     1995     1994    1993   1992
                               ------- -------  ------- -------  -------
Net asset value,
 beginning of
 period  ...........           $6.8260 $5.8986  $6.1962 $6.1505  $5.5973
                               ------- -------  ------- -------  -------
Income from investment
 operations:
 Net investment
   income ..........            0.0877  0.0903   0.1211  0.0537   0.1013
 Net realized and
   unrealized gain
   on investments ..            0.6589  2.1842   0.0268  0.8087   1.0653
                               ------- -------  ------- -------  -------
Total from investment
 operations  .......            0.7466  2.2745   0.1479  0.8624   1.1666
                               ------- -------  ------- -------  -------
Less distributions:
 Dividends from net
   investment
   income ..........           (0.0877)(0.0903) (0.1211)(0.0537) (0.1013)
 Distribution from
   capital gains ...           (0.6882)(1.2568) (0.3244)(0.7569) (0.5121)
 Distribution in
   excess of capital
   gains ...........           (0.0000)(0.0000) (0.0000)(0.0061) (0.0000)
                               ------- -------  ------- -------  -------
Total distributions.           (0.7759)(1.3471) (0.4455)(0.8167) (0.6134)
                               ------- -------  ------- -------  -------
Net asset value,
 end of period  ....           $6.7967 $6.8260  $5.8986 $6.1962  $6.1505
                               ======= =======  ======= =======  =======
Total return .......           10.94%  38.57%    2.39%  14.02%   20.84%
Net assets, end of
 period (000
 omitted)  .........        $513,163$418,826 $276,737$220,590 $122,363
Ratio of expenses
 to average net
 assets ............            0.73%   0.75%    0.77%   0.78%    0.80%
Ratio of net investment
 income to average
 net assets  .......            1.44%   1.35%    2.07%   1.01%    2.00%
Portfolio turnover
 rate  .............          243.00% 245.80%  277.36% 297.81%  225.87%
Average commission
 rate paid  ........          $0.0572


                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
THE INCOME PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:

                                For the fiscal year ended December 31,
                               -----------------------------------------
                                 1996     1995     1994    1993   1992
                               ------- -------  ------- -------  -------
Net asset value,
 beginning of
 period  ...........          $ 8.6756 $6.7689  $6.9180 $5.9530  $5.3158
                              -------- -------  ------- -------  -------
Income from investment
 operations:
 Net investment
   income ..........            0.0835  0.0839   0.0703  0.0651   0.0803
 Net realized and
   unrealized gain (loss)
   on investments ..            1.6239  2.0525  (0.1491) 0.9650   0.6496
                              -------- -------  ------- -------  -------
Total from investment
 operations  .......            1.7074  2.1364  (0.0788) 1.0301   0.7299
                              -------- -------  ------- -------  -------
Less distributions:
 Dividends from net
   investment
   income ..........           (0.0835)(0.0839) (0.0703)(0.0651) (0.0803)
 Distribution from
   capital gains....           (0.1622)(0.1457) (0.0000)(0.0000) (0.0124)
 Distribution in excess
   of capital gains            (0.0000)(0.0001) (0.0000)(0.0000) (0.0000)
                              -------- -------  ------- -------  -------
Total distributions.           (0.2457)(0.2297) (0.0703)(0.0651) (0.0927)
                              -------- -------  ------- -------  -------
Net asset value,
 end of period  ....          $10.1373 $8.6756  $6.7689 $6.9180  $5.9530
                              ======== =======  ======= =======  =======
Total return........           19.68%  31.56%   -1.14%  17.30%   13.78%
Net assets, end of
 period (000
 omitted)  .........        $462,391$331,194 $218,774$155,092  $65,027
Ratio of expenses
 to average net
 assets ............            0.73%   0.77%    0.77%   0.79%    0.85%
Ratio of net investment
 income to average
 net assets  .......            0.97%   1.13%    1.16%   1.36%    1.78%
Portfolio turnover
 rate  .............           22.95%  15.00%   23.32%  18.38%   15.74%
Average commission
 rate paid  ........          $0.0586

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
THE INTERNATIONAL PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:
                            For the fiscal year ended          For the
                                   December 31,                 period
                            --------------------------           ended
                                 1996              1995        12/31/94*
                            ----------        ----------       ----------
Net asset value,
 beginning of
 period  ...........           $5.2790          $4.9926          $5.0000
                               -------          -------          -------
Income from investment
 operations:
 Net investment
   income ..........            0.0663           0.0846           0.0207
 Net realized and
   unrealized gain (loss)
   on investments...            0.7300           0.2790          (0.0074)
                               -------          -------          -------
Total from investment
 operations  .......            0.7963           0.3636           0.0133
                               -------          -------          -------
Less distributions:
 Dividends from net
   investment
   income ..........           (0.0636)         (0.0772)         (0.0207)
 Distributions from
   capital gains ...           (0.0127)         (0.0000)         (0.0000)
                               -------          -------          -------
Total distributions.           (0.0763)         (0.0772)         (0.0207)

Net asset value,
 end of period  ....           $5.9990          $5.2790          $4.9926
                               =======          =======          =======
Total return........           15.09%            7.28%            0.26%
Net assets, end of
 period (000
 omitted)  .........         $79,849          $50,196          $26,020
Ratio of expenses
 to average net
 assets ............            1.00%            1.02%            1.26%
Ratio of net investment
 income to average
 net assets  .......            1.42%            1.99%            1.36%
Portfolio turnover
 rate  .............           75.01%           34.93%           23.23%
Average commission
 rate paid  ........          $0.0217

 *The International Portfolio's inception date is April 28, 1994; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 3, 1994 (initial offering) through December 31, 1994. Ratios and the portfolio turnover rate have been annualized.
**Annualized.
                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
THE SMALL CAP PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:
                              For the fiscal year ended        For the
                                     December 31,               period
                            ----------------------------         ended
                                 1996              1995        12/31/94*
                            ----------        ----------       ----------
Net asset value,
 beginning of
 period  ...........           $7.6932          $5.9918          $5.0000
                               -------          -------          -------
Income from investment
 operations:
 Net investment
   income ..........            0.0163           0.0900           0.0376
 Net realized and
   unrealized gain
   on investments ..            0.6241           1.8470           1.0086
                               -------          -------          -------
Total from investment
 operations  .......            0.6404           1.9370           1.0462
                               -------          -------          -------
Less distributions:
 Dividends from net
   investment income           (0.0163)         (0.0900)         (0.0376)
 Distribution from
   capital gains....           (0.2997)         (0.1456)         (0.0168)
                               -------          -------          -------
Total distributions            (0.3160)         (0.2356)         (0.0544)
                               -------          -------          -------
Net asset value,
 end of period  ....           $8.0176          $7.6932          $5.9918
                               =======          =======          =======
Total return........            8.33%           32.32%           20.92%
Net assets, end of
 period (000
 omitted)  .........         $97,408          $55,591          $16,080
Ratio of expenses
 to average net
 assets ............            0.91%            0.96%            1.08%
Ratio of net investment
 income to average
 net assets  .......            0.25%            1.77%            2.35%
Portfolio turnover
 rate  .............          133.77%           43.27%           21.61%
Average commission
 rate paid  ........          $0.0448

 *The Small Cap Portfolio's inception date is April 28, 1994; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 3, 1994 (initial offering) through December 31, 1994. Ratios and the portfolio turnover rate have been annualized.
                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
THE BALANCED PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:
                              For the fiscal year ended        For the
                                     December 31,               period
                            ----------------------------         ended
                                 1996              1995        12/31/94*
                            ----------        ----------       ----------
Net asset value,
 beginning of
 period  ...........           $5.9000          $4.9359          $5.0000
                               -------          -------          -------
Income from investment
 operations:
 Net investment
   income ..........            0.1502           0.1333           0.0460
 Net realized and
   unrealized gain (loss)
   on investments ..            0.4890           1.0611          (0.0641)
                               -------          -------          -------
Total from investment
 operations  .......            0.6392           1.1944          (0.0181)
                               -------          -------          -------
Less distributions:
 Dividends from net
   investment
   income ..........           (0.1504)         (0.1333)         (0.0460)
 Distribution from
   capital gains....           (0.1921)         (0.0970)         (0.0000)
                               -------          -------          -------
Total distributions            (0.3425)         (0.2303)         (0.0460)
                               -------          -------          -------
Net asset value,
 end of period  ....           $6.1967          $5.9000          $4.9359
                               =======          =======          =======
Total return........           10.84%           24.19%           -0.37%
Net assets, end of period
 (000 omitted)  ....         $42,427          $23,603           $8,671
Ratio of expenses
 to average net
 assets ............            0.70%            0.72%            0.95%
Ratio of net investment
 income to average
 net assets  .......            3.18%            3.22%            3.14%
Portfolio turnover
 rate  .............           44.23%           62.87%           19.74%
Average commission
 rate paid  ........          $0.0579

 *The Balanced Portfolio's inception date is April 28, 1994; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 3, 1994 (initial offering) through December 31, 1994. Ratios and the portfolio turnover rate have been annualized.
                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
THE ASSET STRATEGY PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:
                              For the           For the
                            fiscal year          period
                                ended             ended
                             12/31/96         12/31/95*
                            ----------        ----------
Net asset value,
 beginning of
 period  ...........           $5.0137          $5.0000
                               -------          -------
Income from investment
 operations:
 Net investment
   income ..........            0.1755           0.0717
 Net realized and
   unrealized gain
   on investments ..            0.1203           0.0193
                               -------          -------
Total from investment
 operations  .......            0.2958           0.0910
                               -------          -------
Less distributions:
 Dividends from net
   investment
   income ..........           (0.1752)         (0.0713)
 Distribution from
   capital gains....           (0.0000)         (0.0060)
                               -------          -------
Total distributions            (0.1752)         (0.0773)
                               -------          -------
Net asset value,
 end of period  ....           $5.1343          $5.0137
                               =======          =======
Total return........            5.92%            1.80%
Net assets, end of
 period (000
 omitted)  .........          $8,474           $4,344
Ratio of expenses
 to average net
 assets ............            0.93%            0.91%
Ratio of net investment
 income to average
 net assets  .......            3.92%            4.42%
Portfolio turnover
 rate  .............           49.92%          149.17%
Average commission
 rate paid  ........          $0.0375

  *The Asset Strategy Portfolio's inception date is February 14, 1995; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 1, 1995 (initial offering) through December 31, 1995. Ratios have been annualized.
                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
THE MONEY MARKET PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:

                                For the fiscal year ended December 31,
                               -----------------------------------------
                                 1996     1995     1994    1993   1992
                               ------- -------  ------- -------  -------
Net asset value,
 beginning of
 period  ...........           $1.0000 $1.0000  $1.0000 $1.0000  $1.0000
                               ------- -------  ------- -------  -------
Net investment
   income ..........            0.0486  0.0542   0.0368  0.0260   0.0324
Less dividends
 declared  .........           (0.0486)(0.0542) (0.0368)(0.0260) (0.0324)
                               ------- -------  ------- -------  -------
Net asset value,
 end of period  ....           $1.0000 $1.0000  $1.0000 $1.0000  $1.0000
                               ======= =======  ======= =======  =======
Total return .......            5.01%   5.56%    3.72%   2.63%    3.29%
Net assets, end of
 period (000
 omitted)  .........         $37,258 $36,872  $30,812 $26,000  $23,995
Ratio of expenses
 to average net
 assets ............            0.61%   0.62%    0.65%   0.65%    0.65%
Ratio of net investment
 income to average
 net assets  .......            4.87%   5.42%    3.72%   2.61%    3.17%


                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
THE LIMITED-TERM BOND PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:

                            For the fiscal year ended          For the
                                     December 31,               period
                            ----------------------------         ended
                                 1996              1995        12/31/94*
                            ----------        ----------       ----------
Net asset value,
 beginning of
 period  ...........           $5.2521          $4.8611          $5.0000
                               -------          -------          -------
Income from investment
 operations:
 Net investment
   income ..........            0.2694           0.2841           0.1507
 Net realized and
   unrealized gain (loss)
   on investments ..           (0.0870)          0.4122          (0.1375)
                               -------          -------          -------
Total from investment
 operations  .......            0.1824           0.6963           0.0132
                               -------          -------          -------
Less distributions:
 Dividends from net
   investment
   income ..........           (0.2694)         (0.2841)         (0.1507)
 Distribution from
   capital gains ...           (0.0012)         (0.0212)         (0.0014)
                               -------          -------          -------
Total distributions            (0.2706)         (0.3053)         (0.1521)
                               -------          -------          -------
Net asset value,
 end of period  ....           $5.1639          $5.2521          $4.8611
                               =======          =======          =======
Total return........            3.51%           14.29%            0.26%
Net assets, end of
 period (000
 omitted)  .........          $3,715           $2,853           $1,645
Ratio of expenses
 to average net
 assets ............            0.76%            0.71%            0.93%
Ratio of net investment
 income to average
 net assets  .......            5.92%            6.22%            5.89%
Portfolio turnover
 rate  .............           15.81%           18.16%           93.83%

  *The Limited-Term Bond Portfolio's inception date is April 28, 1994; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 3, 1994 (initial offering) through December 31, 1994. Ratios and the portfolio turnover rate have been annualized.
                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
THE BOND PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:

                                For the fiscal year ended December 31,
                               -----------------------------------------
                                 1996     1995     1994    1993   1992
                               ------- -------  ------- -------  -------
Net asset value,
 beginning of
 period  ...........           $5.3592 $4.7393  $5.4045 $5.2626  $5.2661
                               ------- -------  ------- -------  -------
Income from investment
 operations:
 Net investment
   income ..........            0.3170  0.3556   0.3507  0.3334   0.3643
 Net realized and
   unrealized gain
   (loss) on
   investments .....           (0.1560) 0.6202  (0.6652) 0.3046   0.0216
                               ------- -------  ------- -------  -------
Total from investment
 operations  .......            0.1610  0.9758  (0.3145) 0.6380   0.3859
                               ------- -------  ------- -------  -------
Less distributions:
 Dividends from net
   investment
   income ..........           (0.3198)(0.3559) (0.3507)(0.3334) (0.3643)
 Distribution from
   capital gains ...           (0.0000)(0.0000) (0.0000)(0.1627) (0.0251)
                               ------- -------  ------- -------  -------
Total distributions.           (0.3198)(0.3559) (0.3507)(0.4961) (0.3894)
                               ------- -------  ------- -------  -------
Net asset value,
 end of period  ....           $5.2004 $5.3592  $4.7393 $5.4045  $5.2626
                               ======= =======  ======= =======  =======
Total return .......            3.04%  20.56%   -5.90%  12.37%    7.67%
Net assets, end of
 period (000
 omitted)  .........         $92,367 $88,570  $74,017 $81,727  $49,428
Ratio of expenses
 to average net
 assets ............            0.59%   0.60%    0.62%   0.62%    0.64%
Ratio of net investment
 income to average
 net assets  .......            6.39%   6.73%    6.73%   6.01%    6.91%
Portfolio turnover
 rate  .............           64.02%  71.17%  135.82%  68.75%   44.32%


                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
THE HIGH INCOME PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:

                                For the fiscal year ended December 31,
                               -----------------------------------------
                                 1996     1995     1994    1993   1992
                               ------- -------  ------- -------  -------
Net asset value,
 beginning of
 period  ...........           $4.4448 $4.1118  $4.6373 $4.2886  $4.0770
                               ------- -------  ------- -------  -------
Income from investment
 operations:
 Net investment
   income ..........            0.3861  0.4165   0.4106  0.3899   0.4050
 Net realized and
   unrealized gain
   (loss) on
   investments .....            0.1302  0.3330  (0.5255) 0.3487   0.2116
                               ------- -------  ------- -------  -------
Total from investment
 operations  .......            0.5163  0.7495  (0.1149) 0.7386   0.6166
                               ------- -------  ------- -------  -------
Less dividends from
 net investment
 income  ...........           (0.3861)(0.4165) (0.4106)(0.3899) (0.4050)
                               ------- -------  ------- -------  -------
Net asset value,
 end of period  ....           $4.5750 $4.4448  $4.1118 $4.6373  $4.2886
                               ======= =======  ======= =======  =======
Total return .......           11.66%  18.19%   -2.55%  17.90%   15.70%
Net assets, end of
 period (000
 omitted)  .........         $97,406 $86,686  $72,644 $71,265  $41,456
Ratio of expenses
 to average net
 assets ............            0.71%   0.72%    0.74%   0.75%    0.77%
Ratio of net investment
 income to average
 net assets  .......            9.10%   9.25%    9.03%   8.66%    9.48%
Portfolio turnover
 rate  .............           58.91%  41.78%   37.86%  54.22%   60.79%

                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1996

NOTE 1 -- Significant Accounting Policies

     TMK/United Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Capital stock is currently divided into the ten classes that are designated the Growth Portfolio, the Income Portfolio, the International Portfolio, the Small Cap Portfolio, the Balanced Portfolio, the Asset Strategy Portfolio, the Money Market Portfolio, the Limited-Term Bond Portfolio, the Bond Portfolio and the High Income Portfolio. The assets belonging to each Portfolio are held separately by the Custodian. The capital shares of each Portfolio represent a pro rata beneficial interest in the principal, net income, and realized and unrealized capital gains or losses of its respective investments and other assets. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. Security valuation -- Each stock and convertible bond is valued at the latest sale price thereof on the last business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using Nasdaq (National Association of Securities Dealers Automated Quotations System) which provides information on bid and asked or closing prices quoted by major dealers in such stocks. Securities for which quotations are not readily available are valued as determined in good faith in accordance with procedures established by and under the general supervision of the Fund's Board of Directors. Short-term debt securities are valued at amortized cost, which approximates market.

B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Original issue discount (as defined in the Internal Revenue Code), premiums on the purchase of bonds and post-1984 market discount are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis. For International Portfolio, dividend income is net of foreign withholding taxes of $88,163. See Note 3 -- Investment Securities Transactions.

C. Foreign currency translations -- All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates. The Fund combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gain or loss from investments.

D. Federal income taxes -- It is the Fund's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. See Note 4 -- Federal Income Tax Matters.

E. Dividends and distributions -- Dividends and distributions to shareholders are recorded by each Portfolio on the record date. Net investment income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryforwards.

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- Investment Management And Payments To Affiliated Persons

     The Fund pays a fee for investment management services. The fee is computed daily based on the net asset value at the close of business. The fee consists of two elements: (i) a "Specific" fee computed on net asset value as of the close of business each day at the following annual rates: Growth Portfolio
- .20% of net assets; Income Portfolio - .20% of net assets; International Portfolio - .30% of net assets; Small Cap Portfolio - .35% of net assets; Balanced Portfolio - .10% of net assets; Asset Strategy Portfolio - .30% of net assets; Money Market Portfolio - none; Limited-Term Bond Portfolio - .05% of net assets; Bond Portfolio - .03% of net assets; High Income Portfolio - .15% of net assets and (ii) a base fee computed each day on the combined net asset values of all of the Portfolios (approximately $1.4 billion of combined net assets at December 31, 1996) and allocated among the Portfolios based on their relative net asset size at the annual rates of .51% of the first $750 million of combined net assets, .49% on that amount between $750 million and $1.5 billion, .47% between $1.5 billion and $2.25 billion, and .45% of that amount over $2.25 billion. The Fund accrues and pays this fee daily.

     Pursuant to assignment of the Investment Management Agreement between the Fund and Waddell & Reed, Inc. (W&R), Waddell & Reed Investment Management Company ("WRIMCO"), a wholly-owned subsidiary of W&R, serves as the Fund's investment manager.

     The Fund has an Accounting Services Agreement with Waddell & Reed Services Company ("WARSCO"), a wholly-owned subsidiary of W&R. Under the agreement, WARSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of each Portfolio. For these services, each Portfolio pays WARSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                            Accounting Services Fee
                  Average
               Net Asset Level                  Annual Fee
          (all dollars in millions)    Rate for Each Portfolio
          --------------------------   -----------------------
          From $    0  to $   10                  $      0
          From $   10  to $   25                  $ 10,000
          From $   25  to $   50                  $ 20,000
          From $   50  to $  100                  $ 30,000
          From $  100  to $  200                  $ 40,000
          From $  200  to $  350                  $ 50,000
          From $  350  to $  550                  $ 60,000
          From $  550  to $  750                  $ 70,000
          From $  750  to $1,000                  $ 85,000
               $1,000 and Over                    $100,000

     The Fund paid Directors' fees of $31,861.

     W&R is an indirect subsidiary of Torchmark Corporation, a holding company,
and United Investors Management Company, a holding company, and   a direct
subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 -- Investment Security Transactions

     Investment securities transactions for the period ended December 31, 1996 are summarized as follows:

                                    Growth        Income International
                                 Portfolio     Portfolio     Portfolio
                               -----------     ---------     ---------
Purchases of investment
 securities, excluding short-
 term and U.S. Government
 securities                 $1,040,870,797   144,181,555    64,556,283
Purchases of U.S. Government
   securities                          ---           ---           ---
Purchases of short-term
 securities                    846,781,140   291,692,250   150,382,170
Proceeds from maturities
 and sales of investment
 securities, excluding
 short-term and U.S.
 Government securities         996,546,863    85,178,243    37,686,374
Proceeds from maturities
 and sales of U.S.
 Government securities                 ---           ---           ---
Proceeds from maturities
 and sales of short-term
 securities                    853,465,387   285,255,891   155,764,432

                                 Small Cap   BalancedAsset Strategy
                                 Portfolio  Portfolio  Portfolio
                               -----------  ---------  ---------
Purchases of investment
 securities, excluding short-
 term and U.S. Government
 securities                   $125,946,580    19,355,388     4,751,742
Purchases of U.S. Government
   securities                          ---     9,060,547     3,389,069
Purchases of short-term
 securities                    198,792,126    38,737,849    28,537,937
Proceeds from maturities
 and sales of investment
 securities, excluding
 short-term and U.S.
 Government securities          88,715,672    12,036,780     2,150,271
Proceeds from maturities
 and sales of U.S.
 Government securities                 ---           ---           ---
Proceeds from maturities
 and sales of short-term
 securities                    198,541,634    39,071,000    30,702,807

                                  Limited-                  High
                                 Term Bond       Bond     Income
                                 Portfolio  Portfolio  Portfolio
                               -----------  ---------  ---------
Purchases of investment
 securities, excluding short-
 term and U.S. Government
 securities                     $  573,045    31,828,950    59,299,135
Purchases of U.S. Government
   securities                      748,694    27,115,480           ---
Purchases of short-term
 securities                      1,638,000    46,484,023    59,031,704
Proceeds from maturities
 and sales of investment
 securities, excluding
 short-term and U.S.
 Government securities             350,401    32,735,705    50,300,654
Proceeds from maturities
 and sales of U.S.
 Government securities             126,135    21,038,550           ---
Proceeds from maturities
 and sales of short-term
 securities                      1,525,000    45,108,954    59,733,061

     For Federal income tax purposes, cost of investments owned at December 31, 1996 and the related unrealized appreciation (depreciation) were as follows:

                                                            Aggregate
                             CostAppreciationDepreciationAppreciation
                     ------------------------------------------------
Growth Portfolio     $482,578,321$ 42,625,397$(12,755,267)$ 29,870,130
Income Portfolio      323,475,140 141,809,541 (1,305,274) 140,504,267
International Portfolio69,850,245  12,334,759  (1,959,911) 10,374,848
Small Cap Portfolio    88,191,140  13,864,367  (4,739,992)  9,124,375
Balanced Portfolio     38,551,530   4,064,071    (589,085)  3,474,986
Asset Strategy Portfolio8,227,509     249,550     (92,229)    157,321
Money Market Portfolio 34,563,968          --         --           --
Limited-Term Bond Portfolio3,621,369   41,817     (16,464)     25,353
Bond Portfolio         89,456,707   1,857,614    (290,433)  1,567,181
High Income Portfolio  92,504,285   3,928,471  (1,043,769)  2,884,702

NOTE 4 -- Federal Income Tax Matters

     The Fund's income and expenses attributed to each Portfolio and the gains and losses on security transactions of each Portfolio have been attributed to that Portfolio for Federal income tax purposes as well as accounting purposes. For Federal income tax purposes, Growth, Income, Balanced, and Limited-Term Bond Portfolios realized capital gain net income of $51,622,358, $7,401,806, $1,315,431 and $848, respectively, during the year ended December 31, 1996. For Federal income tax purposes, Small Cap Portfolio realized capital gain net income of $8,896,601 for the year ended December 31, 1996, which included the effect of certain losses deferred into the next fiscal year (see discussion below). For Federal income tax purposes, High Income Portfolio realized capital gain net income of $2,951,518 for the year ended December 31, 1996, which was entirely offset by utilization of capital loss carryforwards. Remaining prior year capital loss carryforwards of High Income Portfolio aggregated $237,516 as of December 31, 1996, and are available to offset future capital gain net income through December 31, 2003. For Federal income tax purposes, International Portfolio, Asset Strategy Portfolio and Bond Portfolio realized capital losses of $1,145,948, $46,572 and $16,696, respectively, during the year ended December 31, 1996. These amounts are available to offset future realized capital gain net income through December 31, 2004. In addition, prior year capital loss carryforwards of Bond Portfolio aggregated $2,603,035 as of December 31, 1996, and are available to offset future realized capital gain net income through December 31, 2002. The capital gain net income of Growth, Income, Balanced and Limited-Term Bond Portfolios was paid to shareholders during the year ended December 31, 1996. A portion of the capital gain net income of Small Cap Portfolio was paid to shareholders during the period ended December 31, 1996. Remaining capital gain net income will be distributed to shareholders.

     Internal Revenue Code regulations permit each Portfolio to defer into its next fiscal year net capital losses or net long-term capital losses incurred between each November 1 and the end of its fiscal year ("post-October losses"). From November 1, 1996 through December 31, 1996, Small Cap Portfolio incurred net capital losses of $5,285,152, which have been deferred to the calendar year ending December 31, 1997.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
TMK/United Funds, Inc.:


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Growth Portfolio, Income Portfolio, International Portfolio, Small Cap Portfolio, Balanced Portfolio, Asset Strategy Portfolio, Money Market Portfolio, Limited-Term Bond Portfolio, Bond Portfolio and High Income Portfolio (collectively the _Portfolios_) of TMK/United Funds, Inc., as of December 31, 1996, the related statements of operations and changes in net assets for the year then ended, and the financial highlights for the year then ended. These financial statements and the financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits. The financial statements and the financial highlights of the Portfolios for each of the years in the four-year period ended December 31, 1995 were audited by other auditors whose report, dated February 8, 1996, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the respective Portfolios of TMK/United Funds, Inc. as of December 31, 1996, the results of their operations, the changes in their net assets, and their financial highlights for the year then ended in conformity with generally accepted accounting principles.



Deloitte & Touche LLP
Kansas City, Missouri
January 31, 1997

DIRECTORS
Ronald K. Richey, Birmingham, Alabama, Chairman of the Board
Henry L. Bellmon, Red Rock, Oklahoma
Dodds I. Buchanan, Boulder, Colorado
Linda Graves, Topeka, Kansas
John F. Hayes, Hutchinson, Kansas
Glendon E. Johnson, Miami, Florida
William T. Morgan, Coronado, California
William L. Rogers, Los Angeles, California
Frank J. Ross, Jr., Kansas City, Missouri
Eleanor B. Schwartz, Kansas City, Missouri
Keith A. Tucker, Overland Park, Kansas
Frederick Vogel III, Milwaukee, Wisconsin
Paul S. Wise, Carefree, Arizona



OFFICERS

Keith A. Tucker, President
James C. Cusser, Vice President
Robert L. Hechler, Vice President
Henry J. Herrmann, Vice President
Theodore W. Howard, Vice President and Treasurer
Antonio Intagliata, Vice President
Thomas A. Mengel, Vice President
Sharon K. Pappas, Vice President and Secretary
Richard K. Poettgen, Vice President
Cynthia P. Prince-Fox, Vice President
Louise D. Rieke, Vice President
Zachary H. Shafran, Vice President
W. Patrick Sterner, Vice President
Carl E. Sturgeon, Vice President
Russell E. Thompson, Vice President
James D. Wineland, Vice President







This report is submitted for the general information of the shareholders of TMK/United Funds, Inc. It is not authorized for distribution to prospective investors in the Fund unless accompanied with or preceded by the TMK/United Funds, Inc. current prospectus.

Advantage I.  A flexible premium variable life insurance policy.

Advantage II.  A deferred variable annuity policy.

Both offer you the investment flexibility of positioning your investment in one or more of the following professionally managed portfolios:

GROWTH Portfolio
Objective:    Capital growth with income as a secondary goal.

Invested In:  Mainly common stocks of large, well-known companies representing major sectors of the economy.

INCOME Portfolio
Objective:    Maintain current income, subject to market conditions.

Invested In: Primarily common stocks or securities convertible into common stocks.

INTERNATIONAL Portfolio
Objective:    Long-term appreciation of capital with a secondary goal of current income.

Invested in:  Securities issued by companies or governments of any nation.

SMALL CAP Portfolio
Objective:    Capital growth.

Invested in:  Common stocks of relatively new or unseasoned companies, or smaller companies positioned in new and emerging industries.

BALANCED Portfolio
Objective:    Current income with a secondary goal of long-term appreciation of capital.

Invested in:  A variety of securities including debt securities, common stocks and preferred stocks.

ASSET STRATEGY Portfolio
Objective:    High total return with reduced risk over the long term.

Invested In: An allocation of its assets among stocks, bonds, and short-term instruments.

MONEY MARKET Portfolio
Objective:    Maximum income consistent with stability of principal.

Invested In:  Short-term securities including bank CD's, government securities, investment grade commercial paper and other corporate debt securities.

LlMITED-TERM BOND Portfolio
Objective:    High level of current income consistent with the preservation of capital.

Invested in:  Debt securities of investment grade, including debt securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities; the portfolio will maintain a dollar weighted average maturity of two to five years.

BOND Portfolio
Objective:    Income with an emphasis on preservation of capital.

Invested In:  High-quality bonds issued by companies in a variety of industries;
           government securities.

HIGH INCOME Portfolio
Objective:    High level of income with a secondary objective of capital appreciation when consistent with its primary objective.

Invested In: Corporate bonds offering higher rates of return than investment-grade bonds.






FOR MORE INFORMATION:
Contact your representative, or your local office as listed on your Account Statement, or contact:
  United Investors Life
  Variable Products Division
  P.O. Box 156
  Birmingham, AL  35201-0156
  (205)325-4300


NUR1016A(12-96)

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